UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2016

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

Foresters Financial | First Investors Funds

Life Series Funds

- Balanced Income
- Cash Management
- Covered Call Strategy
- Equity Income
- Fund For Income
- Government
- Growth & Income
- International
- Investment Grade
- Limited Duration High Quality Bond
- Opportunity
- Real Estate
- Select Growth
- Special Situations
- Total Return

Semi-Annual Report **June 30, 2016**

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters Financial™ and Foresters™ are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended June 30, 2016 (“the review period”).

Economic Overview

The first half of 2016 included several unexpected events which impacted various markets. Equity markets around the world had one of the toughest starts to a year on record, posting double-digit losses during the first 6 weeks of the year. This risk-off sentiment was sparked by multiple factors: weakness in the Chinese economy, a declining Chinese stock market, falling oil prices and the market’s initial anticipation of four Federal Reserve (“the Fed”) rate hikes in 2016. Most of those concerns subsided in mid-February. China’s market stabilized, oil producers talked about decreasing supply, and Janet Yellen, the chairwoman of the Fed, implied there would be fewer rate hikes than initially expected in 2016. The markets strongly rebounded in the second half of February, carrying into March, pushing returns into positive territory for the year. The tables turned again, however, as the May jobs report came in considerably lower than estimates projected and investors waited for the results of the Brexit vote. The long anticipated decision determining whether the U.K. would exit the European Union resulted in a “leave” vote, to the surprise of many. This triggered another short-term sell off, amounting to nearly a $3.6 trillion loss out of stocks worldwide. However, after the Bank of England and the European Central Bank indicated their intentions to loosen credit, the markets rebounded sharply.

The U.S. economy continued to grind along with signs of improvement in the first quarter. Manufacturing data and employment numbers improved. However, wage growth and inflation were still below historical averages. Despite positive signals, the Fed remained cautious. It lowered the projected 2016 U.S. GDP growth rate from 2.2% to 2.0%. Annualized U.S. GDP growth came in at 1.1% in the first quarter, below the Fed’s projection, driven by work force growth and increased productivity.

Second quarter U.S. GDP growth was projected to come in at 2.6%, but came in weaker at 1.2%. Consumer sentiment for the period was relatively positive, and retail sales were up, although limited mainly to online sales and specialty retailers. A small increase in inflation and a slight rebound in energy prices started to push up the Consumer Price Index. The housing market, both in new construction and existing home sales, remained strong. Looking ahead, market fundamentals remain positive. However, the long-term implications of the Brexit vote are unknown and will likely lead to market volatility in the future.

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

The Equity Market

The S&P 500 ended the first half of 2016 up 3.84%, and the Dow Jones Industrial Average was up 4.31%. Despite muted corporate earnings, U.S. stocks marked a third consecutive quarterly gain in the second quarter. However, equity markets experienced turbulent swings during the first quarter and increased volatility in the second half of June. The S&P 500 Index plunged more than 10% from the beginning of the year until February 11th, and then gained almost 17% by June 8th. It then lost more than 5% in the two days following the June 23rd Brexit vote, before rallying almost 5% during the final days of the second quarter.

Mid-cap stocks (measured by the S&P 400 Index) have outperformed small and large caps since the beginning of the year. Contrary to 2015, “value” stocks have outperformed “growth” stocks in both quarters. The S&P 500 Value Index has returned 6.24% year-to-date, while the S&P 500 Growth Index is up 1.55%. Higher yielding stocks outperformed, with the Dow Jones US Select Dividend Index returning 15.55% year-to-date, and the Dow Jones US Select REIT Index returning 10.82%. Low and negative global bond yields have driven many investors into dividend-paying stocks, and sectors, such as Real Estate, which have attractive and relatively reliable income.

Most S&P 500 sectors ended the first half of 2016 in positive territory, with Telecom Services and Utilities being the best performing sectors with returns of 24.85% and 23.41%, respectively. Energy was the biggest winner during the second quarter due to the rebound in crude oil prices and domestic production coming offline which eased global oversupply. Energy returned 16.10% year-to-date. Financial Services and Information Technology were the only negative sectors during the review period, down 3.05% and 0.32%, respectively.

International equities were mixed throughout the first half of the year. Developed markets outside the U.S. and Canada (measured by the MSCI EAFE Index) finished the first half down 6.84% in local currency and declined 4.04% in U.S. dollar terms. Conversely, the emerging markets (particularly Latin America) fared well, in part, due to a large rebound in oil prices and other commodities. The MSCI EM Index returned 6.60%, while the MSCI EM Latin America Index returned 25.68%, both in U.S. dollar terms.

The Bond Market

Declining interest rates, in part due to aggressive European Central Bank easing, led U.S. Treasuries to their best first quarter start of a year since 2008. This positive fixed income performance, both domestically and internationally, continued in the second quarter.

2

Bonds also benefited from the Fed lowering expectations of the frequency of interest rate hikes going forward. The Fed kept interest rates unchanged at its Federal Open Market Committee meeting in June following the disappointing May employment report. Markets priced in only a 9% chance that the Fed would raise rates by the end of the year as of June’s close, down substantially from the 74% chance it predicted on May 31st.

The U.S. bond market as measured by the BofA Merrill Lynch U.S. Broad Market Index gained 5.42% during the review period. The 2-year U.S. Treasury yield, which is very sensitive to changes in Fed policy, declined from 1.05% as of 12/31/15 to 0.58%. The 10-year U.S. Treasury yield fell from 2.27% to 1.47%. Longer-dated bonds significantly outperformed shorter-dated bonds. Longer-dated issues are more sensitive to positive effects of falling rates, like bond prices rising, due to their longer duration.

Municipal bonds had positive returns each month of the review period, returning 4.41%. Despite elevated issuance, strong demand, including unexpected buying from foreign investors looking for yield, was a major factor in municipal bond market performance. Uncertainty around the economic recovery, the Fed’s lower glide path for interest rate increases, and the U.K. vote created a favorable environment for municipals which tend to be more insulated than other bond sectors from some of these macro concerns.

Investment grade corporate bonds returned 7.56% for the review period. The sector benefited from the European Central Bank’s corporate bond buying program, as well as a general search for yield by investors. Lower quality bonds continued to be the strongest performing sector of the corporate bond market. Energy was the strongest sector as oil rallied from its recent lows.

The high yield bond market showed strong performance, returning 9.20% year-to-date. The lowest credit quality tier of high yield (CCC-rated bonds) struggled into mid-February but rallied back to outperform the higher quality segment with distressed energy companies rallying the most. Demand for the asset class also benefited from investors searching for income.

International fixed income had very strong returns, driven by the downward movement in the U.S. dollar and declining global yields. As of the end of the second quarter, 36% of global government bonds had negative yields. Emerging markets were up 10.22% year-to-date in U.S. dollar terms. Non-U.S. sovereign bonds were up 13.50% year-to-date in U.S. dollar terms.

3

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by Foresters Life Insurance and Annuity Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Equity & Bond Markets Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in this Overview reflect those views of the Director of Equities and President of Foresters Investment Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. To the extent any of the Funds utilize derivatives, they are subject to the risks of using such instruments, including possible counterparty risks, potential losses if the assets or interest rate does not move as expected and the potential for greater losses than if derivatives had not been used. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

4

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2016, and held for the entire six-month period ended June 30, 2016. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Fund Expenses (unaudited)
BALANCED INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,052.90	$6.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.69	$6.22

*	Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

6

Portfolio of Investments
BALANCED INCOME FUND
June 30, 2016

Shares	Security	Value
	COMMON STOCKS—38.5%
	Consumer Discretionary—3.9%
1,400	American Eagle Outfitters, Inc.	$ 22,302
1,550	Ford Motor Company	19,483
600	Johnson Controls, Inc.	26,556
500	L Brands, Inc.	33,565
900	Newell Brands, Inc.	43,713
750	Regal Entertainment Group – Class “A”	16,530
2,500	Stein Mart, Inc.	19,300
650	Tupperware Brands Corporation	36,582
100	Whirlpool Corporation	16,664
400	Wyndham Worldwide Corporation	28,492
		263,187
	Consumer Staples—5.8%
1,150	Altria Group, Inc.	79,304
700	Coca-Cola Company	31,731
1,250	Koninklijke Ahold NV (ADR)	27,650
400	Nu Skin Enterprises, Inc. – Class “A”	18,476
600	PepsiCo, Inc.	63,564
850	Philip Morris International, Inc.	86,462
250	Procter & Gamble Company	21,168
600	Sysco Corporation	30,444
450	Wal-Mart Stores, Inc.	32,859
		391,658
	Energy—1.8%
100	Chevron Corporation	10,483
250	ExxonMobil Corporation	23,435
250	Marathon Petroleum Corporation	9,490
100	Occidental Petroleum Corporation	7,556
700	PBF Energy, Inc. – Class “A”	16,646
150	Phillips 66	11,901
300	Royal Dutch Shell, PLC – Class “A” (ADR)	16,566
150	Schlumberger, Ltd.	11,862
600	Suncor Energy, Inc.	16,638
		124,577

7

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2016

Shares	Security	Value
	Financials—5.9%
350	Ameriprise Financial, Inc.	$ 31,447
500	Berkshire Hills Bancorp, Inc.	13,460
1,250	Brixmor Property Group, Inc. (REIT)	33,075
700	Chesapeake Lodging Trust (REIT)	16,275
300	Chubb, Ltd.	39,213
700	Discover Financial Services	37,513
2,850	FelCor Lodging Trust, Inc. (REIT)	17,755
500	JPMorgan Chase & Company	31,070
700	MetLife, Inc.	27,881
250	PNC Financial Services Group, Inc.	20,348
1,643	Sunstone Hotel Investors, Inc. (REIT)	19,831
700	Tanger Factory Outlet Centers, Inc. (REIT)	28,126
800	U.S. Bancorp	32,264
800	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	19,824
850	Waddell & Reed Financial, Inc. – Class “A”	14,637
450	Wells Fargo & Company	21,299
		404,018
	Health Care—4.7%
850	Abbott Laboratories	33,413
1,000	AbbVie, Inc.	61,910
1,200	GlaxoSmithKline, PLC (ADR)	52,008
500	Johnson & Johnson	60,650
750	Merck & Company, Inc.	43,208
2,000	Pfizer, Inc.	70,420
		321,609
	Industrials—4.3%
400	3M Company	70,048
900	General Electric Company	28,332
400	Honeywell International, Inc.	46,528
1,000	Koninklijke Philips NV	24,940
250	Lockheed Martin Corporation	62,043
1,700	TAL International Group, Inc.	22,797
700	Textainer Group Holdings, Ltd.	7,798
200	Tyco International, PLC	8,520
200	United Technologies Corporation	20,510
		291,516

8

Shares	Security	Value
	Information Technology—5.9%
700	Apple, Inc.	$ 66,920
900	Applied Materials, Inc.	21,573
1,650	Cisco Systems, Inc.	47,338
1,200	HP, Inc.	15,060
800	Intel Corporation	26,240
200	International Business Machines Corporation	30,356
1,100	Maxim Integrated Products, Inc.	39,259
1,250	Microsoft Corporation	63,963
800	QUALCOMM, Inc.	42,856
1,300	Symantec Corporation	26,702
1,600	Travelport Worldwide, Ltd.	20,624
		400,891
	Materials—.9%
200	Praxair, Inc.	22,478
400	RPM International, Inc.	19,980
800	Steel Dynamics, Inc.	19,600
		62,058
	Telecommunication Services—1.7%
1,500	AT&T, Inc.	64,815
900	Verizon Communications, Inc.	50,256
		115,071
	Utilities—3.6%
800	AGL Resources, Inc.	52,776
500	Black Hills Corporation	31,520
500	Duke Energy Corporation	42,895
750	Exelon Corporation	27,270
1,000	NiSource, Inc.	26,520
450	SCANA Corporation	34,047
400	WEC Energy Group, Inc.	26,120
		241,148
Total Value of Common Stocks (cost $2,507,205)		2,615,733

9

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—32.8%
	Automotive—1.6%
$ 50M	Johnson Controls, Inc., 5%, 3/30/2020	$ 54,757
50M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	52,529
		107,286
	Chemicals—.8%
50M	Dow Chemical Co., 4.25%, 11/15/2020	54,756
	Energy—1.6%
50M	Magellan Midstream Partners, LP, 5%, 3/1/2026	56,670
50M	Plains All American Pipeline, LP, 5.875%, 8/15/2016	50,241
		106,911
	Financial Services—3.9%
100M	American International Group, Inc., 3.75%, 7/10/2025	102,110
50M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	56,057
50M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	54,007
50M	General Electric Capital Corp., 3.1%, 1/9/2023	53,458
		265,632
	Financials—10.7%
100M	Bank of America Corp., 5.875%, 2/7/2042	126,687
100M	Capital One Financial Corp., 3.75%, 4/24/2024	104,503
50M	Citigroup, Inc., 4.5%, 1/14/2022	55,335
50M	Deutsche Bank AG, 3.7%, 5/30/2024	49,787
50M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	52,524
50M	JPMorgan Chase & Co., 4.5%, 1/24/2022	55,684
	Morgan Stanley:
50M	5.5%, 7/28/2021	57,158
50M	7.25%, 4/1/2032	69,491
50M	U.S. Bancorp, 3.6%, 9/11/2024	53,916
50M	Visa, Inc., 3.15%, 12/14/2025	53,520
50M	Wells Fargo & Co., 3.9%, 5/1/2045	52,619
		731,224
	Food/Beverage/Tobacco—1.7%
100M	Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	112,737

10

Principal
Amount	Security	Value
	Food/Drug—.8%
$ 50M	CVS Health Corp., 3.875%, 7/20/2025	$ 55,102
	Health Care—1.6%
100M	Gilead Sciences, Inc., 3.65%, 3/1/2026	108,949
	Information Technology—1.5%
50M	Apple, Inc., 2.5%, 2/9/2025	50,844
50M	Oracle Corp., 2.95%, 5/15/2025	52,024
		102,868
	Media-Broadcasting—.8%
50M	Comcast Corp., 4.25%, 1/15/2033	55,268
	Real Estate Investment Trusts—1.6%
50M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	52,756
50M	Simon Property Group, LP, 3.375%, 10/1/2024	53,688
		106,444
	Retail-General Merchandise—.9%
50M	Amazon.com, Inc., 4.8%, 12/5/2034	58,994
	Telecommunications—1.6%
50M	AT&T, Inc., 3.8%, 3/15/2022	53,184
50M	Verizon Communications, Inc., 5.15%, 9/15/2023	58,320
		111,504
	Transportation—.9%
50M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	61,167
	Utilities—2.8%
50M	Dominion Resources, Inc., 3.9%, 10/1/2025	53,664
25M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	27,600
50M	Ohio Power Co., 5.375%, 10/1/2021	58,120
50M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	53,676
		193,060
Total Value of Corporate Bonds (cost $2,134,409)		2,231,902

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Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2016

Principal
Amount
or Shares	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—10.8%
	Fannie Mae:
$ 99M	3%, 4/1/2046	$ 102,967
397M	3.5%, 11/1/2045 – 7/14/2046 (a)	419,069
198M	4%, 10/1/2035 – 7/14/2046 (a)	212,366
Total Value of Residential Mortgage-Backed Securities (cost $727,491)		734,402
	U.S. GOVERNMENT OBLIGATIONS—10.7%
	U.S. Treasury Notes:
500M	0.3372%, 7/31/2017 †	500,100
225M	0.5322%, 1/31/2018 †	225,479
Total Value of U.S. Government Obligations (cost $724,866)		725,579
	EXCHANGE TRADED FUNDS—2.7%
2,175	iShares iBoxx USD High Yield Corporate Bond ETF
	(ETF) (cost $178,482)	184,201
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—7.4%
$500M	Federal Home Loan Bank, 0.35%, 8/26/2016 (cost $499,728)	499,813
Total Value of Investments (cost $6,772,181)	102.9%	6,991,630
Excess of Liabilities Over Other Assets	(2.9)	(194,168)
Net Assets	100.0%	$6,797,462

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

12

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,615,733	$—	$—	$2,615,733
Corporate Bonds	—	2,231,902	—	2,231,902
Residential Mortgage-Backed
Securities	—	734,402	—	734,402
U.S. Government Obligations	—	725,579	—	725,579
Exchange Traded Funds	184,201	—	—	184,201
Short-Term U.S. Government
Agency Obligations	—	499,813	—	499,813
Total Investments in Securities*	$2,799,934	$4,191,696	$—	$6,991,630

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	13

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,000.00	$1.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,023.07	$1.81

*	Expenses are equal to the annualized expense ratio of .36%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

14

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2016

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—53.1%
	Fannie Mae:
$300M	8/10/2016	0.26%		$ 299,913
385M	8/31/2016	0.27		384,824
	Federal Home Loan Bank:
700M	7/5/2016	0.29		699,978
600M	7/11/2016	0.28		599,953
680M	7/20/2016	0.35		679,874
800M	7/22/2016	0.34		799,841
300M	9/1/2016	0.39		299,799
400M	9/6/2016	0.39		399,710
400M	9/7/2016	0.39		399,705
175M	10/18/2016	0.55		174,708
175M	11/4/2016	0.55		174,663
500M	Freddie Mac, 7/13/2016	0.43		499,928
Total Value of U.S. Government Agency Obligations (cost $5,412,896)				5,412,896
	VARIABLE AND FLOATING RATE NOTES—28.3%
	Federal Farm Credit Bank:
140M	7/15/2016	0.63		139,996
400M	8/26/2016	0.47		399,980
200M	10/11/2016	0.47		199,976
250M	12/19/2016	0.45		249,940
500M	4/20/2017	0.50		500,081
	Federal Home Loan Bank:
400M	7/25/2016	0.44		400,000
500M	1/27/2017	0.44		500,004
500M	Valdez, AK Marine Term. Rev. (Exxon Pipeline Co.,
	Project B), 12/1/2033	0.37		500,000
Total Value of Variable and Floating Rate Notes (cost $2,889,977)				2,889,977
	CORPORATE NOTES—9.3%
450M	Microsoft Corp., 8/3/2016 (a)	0.40		449,835
500M	Pfizer, Inc., 9/19/2016 (a)	0.46		499,489
Total Value of Corporate Notes (cost $949,324)				949,324

15

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2016

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—5.9%
	U.S. Treasury Bills:
$100M	7/28/2016		0.39%		$ 99,971
500M	8/4/2016		0.25		499,882
Total Value of Short-Term U.S. Government Obligations (cost $599,853)					599,853
Total Value of Investments (cost $9,852,050)**		96.6%			9,852,050
Other Assets, Less Liabilities		3.4			346,145
Net Assets		100.0%			$10,198,195

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2016.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

16

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$5,412,896	$—	$5,412,896
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	2,389,977	—	2,389,977
Municipal Bonds	—	500,000	—	500,000
Corporate Notes	—	949,324	—	949,324
Short-Term U.S. Government
Obligations	—	599,853	—	599,853
Total Investments in Securities	$—	$9,852,050	$—	$9,852,050

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	17

Fund Expenses (unaudited)
COVERED CALL STRATEGY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(5/2/16)*	(6/30/16)	(5/2/16–6/30/16)**
Expense Examples
Actual	$1,000.00	$1,008.00	$3.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,004.87	$3.34

*	Commencement of operations.

**	Actual expenses reflect only from the commencement of operations to the end of the period covered (May 2, 2016 through June 30, 2016). Therefore expenses shown are lower than would be expected for a six month period. Actual expenses for the six-month period will be reflected in future reports. Expenses are equal to the annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 60/366 (to reflect the inception period).
Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

18

Portfolio of Investments
COVERED CALL STRATEGY FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—101.2%
		Consumer Discretionary—17.0%
6,700		Ford Motor Company	$ 84,219
4,200		General Motors Company	118,860
1,700		Home Depot, Inc.	217,073
2,300		Ross Stores, Inc.	130,387
2,000		Time Warner, Inc.	147,080
900		Walt Disney Company	88,038
800		Whirlpool Corporation	133,312
			918,969
		Consumer Staples—8.0%
2,200		CVS Health Corporation	210,628
2,100		PepsiCo, Inc.	222,474
			433,102
		Energy—2.7%
1,400		Chevron Corporation	146,762
		Financials—16.3%
400		BlackRock, Inc.	137,012
2,700		JPMorgan Chase & Company	167,778
1,100		SPDR Dow Jones Industrial Average ETF Trust (ETF)	196,988
1,100		SPDR S&P 500 ETF Trust (ETF)	230,483
3,700		U.S. Bancorp	149,221
			881,482
		Health Care—11.1%
200	*	Allergan, PLC	46,218
1,500		Johnson & Johnson	181,950
2,000		Medtronic, PLC	173,540
5,600		Pfizer, Inc.	197,176
			598,884
		Industrials—18.5%
800		Boeing Company	103,896
4,000		Delta Air Lines, Inc.	145,720
3,500		General Electric Company	110,180
1,700		Honeywell International, Inc.	197,744

19

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2016

Shares	Security		Value
	Industrials (continued)
1,300	Raytheon Company		$ 176,735
1,800	Union Pacific Corporation		157,050
1,100	United Technologies Corporation		112,805
			1,004,130
	Information Technology—17.9%
2,500	Apple, Inc.		239,000
6,500	Cisco Systems, Inc.		186,485
5,800	EMC Corporation		157,586
4,900	Intel Corporation		160,720
400	International Business Machines Corporation		60,712
3,100	QUALCOMM, Inc.		166,067
			970,570
	Materials—3.0%
3,300	Dow Chemical Company		164,043
	Telecommunication Services—6.7%
4,700	AT&T, Inc.		203,087
2,900	Verizon Communications, Inc.		161,936
			365,023
Total Value of Common Stocks (cost $5,465,129)		101.2%	5,482,965
Excess of Liabilities Over Other Assets		(1.2)	(66,650)
Net Assets		100.0%	$5,416,315

*	Non income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund

20

	Expiration	Exercise
CALL OPTIONS WRITTEN—3.4%	Date	Price	Contracts	Value
Allergan, PLC	10/21/16	$240.00	2	$ 2,400
Apple, Inc.	7/15/16	100.00	15	150
Apple, Inc.	8/19/16	105.00	10	360
AT&T, Inc	7/1/16	38.50	47	21,714
BlackRock, Inc.	10/21/16	350.00	4	4,480
Boeing Company	11/18/16	135.00	8	3,640
Chevron Corporation	7/15/16	100.00	14	6,762
Cisco Systems, Inc.	10/21/16	28.00	65	9,620
CVS Health Corporation	7/29/16	95.00	22	3,938
Delta Air Lines, Inc.	7/15/16	40.00	40	880
Dow Chemical Company	7/8/16	53.00	33	446
EMC Corporation	1/19/18	27.00	58	11,687
Ford Motor Company	7/15/16	14.00	67	67
General Electric Company	10/21/16	31.00	35	5,005
General Motors Company	9/16/16	31.00	42	1,344
Home Depot, Inc.	8/19/16	135.00	17	1,190
Honeywell International, Inc.	12/16/16	120.00	17	5,797
Intel Corporation	7/15/16	32.00	16	1,600
Intel Corporation	10/21/16	30.00	33	10,725
International Business Machines
Corporation	7/15/16	152.50	4	608
Johnson & Johnson	7/15/16	116.00	15	7,755
JPMorgan Chase & Company	9/16/16	65.00	27	2,997
Medtronic, PLC	8/19/16	80.00	5	3,450
Medtronic, PLC	8/19/16	85.00	15	4,305
PepsiCo, Inc.	7/15/16	105.00	21	4,095
Pfizer, Inc.	8/19/16	35.00	56	4,872
QUALCOMM, Inc.	8/19/16	55.00	31	3,999
Raytheon Company	8/19/16	130.00	13	9,100
Ross Stores, Inc	11/18/16	57.50	23	7,130
SPDR Dow Jones Industrial Average
ETF Trust	7/15/16	175.00	11	4,994
SPDR S&P 500 ETF Trust	7/15/16	204.00	5	3,015
SPDR S&P 500 ETF Trust	7/15/16	207.00	6	2,220
Time Warner, Inc.	10/21/16	75.00	20	5,800
U.S. Bancorp	9/16/16	43.00	37	1,554
Union Pacific Corporation	11/18/16	87.50	18	8,370
United Technologies Corporation	8/19/16	105.00	11	1,342
Verizon Communications, Inc	7/15/16	52.50	29	9,715
Walt Disney Company	7/15/16	100.00	9	198
Whirlpool Corporation	9/16/16	170.00	8	5,440
Total Call Options Written (premium received $168,761)				$182,764

21

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$5,482,965	$—	$—	$5,482,965
Liabilities
Call Options Written	$(182,764)	$—	$—	$(182,764)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

22	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,052.15	$4.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.73	$4.17

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

23

Portfolio of Investments
EQUITY INCOME FUND
June 30, 2016

Shares	Security	Value
	COMMON STOCKS—92.9%
	Consumer Discretionary—9.1%
13,200	American Eagle Outfitters, Inc.	$ 210,276
5,787	CBS Corporation – Class “B”	315,044
17,650	Comcast Corporation – Special Shares “A”	1,150,603
7,600	Delphi Automotive, PLC	475,760
44,850	Ford Motor Company	563,765
2,150	Harman International Industries, Inc.	154,413
8,050	Home Depot, Inc.	1,027,905
12,300	Johnson Controls, Inc.	544,398
2,700	L Brands, Inc.	181,251
3,750	Lear Corporation	381,600
6,900	McDonald’s Corporation	830,346
19,737	Newell Brands, Inc.	958,626
37,400	Regal Entertainment Group – Class “A”	824,296
11,016	Time Warner, Inc.	810,117
8,500	Tupperware Brands Corporation	478,380
4,300	Walt Disney Company	420,626
1,800	Whirlpool Corporation	299,952
6,300	Wyndham Worldwide Corporation	448,749
		10,076,107
	Consumer Staples—9.6%
27,600	Altria Group, Inc.	1,903,296
17,600	Coca-Cola Company	797,808
14,600	CVS Health Corporation	1,397,804
3,850	Dr. Pepper Snapple Group, Inc.	372,026
4,500	Kimberly-Clark Corporation	618,660
11,400	Koninklijke Ahold NV (ADR)	252,168
3,666	Kraft Heinz Company	324,368
12,000	PepsiCo, Inc.	1,271,280
15,900	Philip Morris International, Inc.	1,617,348
15,300	Procter & Gamble Company	1,295,451
10,200	Wal-Mart Stores, Inc.	744,804
		10,595,013
	Energy—7.4%
16,800	Chevron Corporation	1,761,144
21,050	ConocoPhillips	917,780
15,400	Devon Energy Corporation	558,250
16,500	Exxon Mobil Corporation	1,546,710
6,500	Halliburton Company	294,385

24

Shares	Security	Value
	Energy (continued)
11,900	Marathon Petroleum Corporation	$ 451,724
14,600	Occidental Petroleum Corporation	1,103,176
12,400	PBF Energy, Inc. – Class “A”	294,872
12,500	Royal Dutch Shell, PLC – Class “A” (ADR)	690,250
3,600	Schlumberger, Ltd.	284,688
13,200	Suncor Energy, Inc.	366,036
		8,269,015
	Financials—19.3%
28,800	AllianceBernstein Holding, LP (MLP)	671,040
8,550	American Express Company	519,498
4,050	Ameriprise Financial, Inc.	363,892
19,800	Bank of New York Mellon Corporation	769,230
28,950	Berkshire Hills Bancorp, Inc.	779,334
37,300	Brixmor Property Group, Inc. (REIT)	986,958
20,000	Chesapeake Lodging Trust (REIT)	465,000
13,567	Chubb, Ltd.	1,773,343
30,800	Citizens Financial Group, Inc.	615,384
16,850	Discover Financial Services	902,991
35,870	Financial Select Sector SPDR Fund (ETF)	818,912
12,000	Invesco, Ltd.	306,480
18,100	iShares S&P U.S. Preferred Stock Index Fund (ETF)	722,009
8,650	iShares U.S. Real Estate ETF (ETF)	711,895
26,300	JPMorgan Chase & Company	1,634,282
30,500	MetLife, Inc.	1,214,815
15,900	Oritani Financial Corporation	254,241
16,810	Outfront Media, Inc.	406,298
10,000	PNC Financial Services Group, Inc.	813,900
5,400	Prosperity Bancshares, Inc.	275,346
7,000	Select Income REIT (REIT)	181,930
9,700	SPDR S&P Regional Banking (ETF)	371,995
42,700	Sterling Bancorp	670,390
25,300	Sunstone Hotel Investors, Inc. (REIT)	305,371
13,500	Tanger Factory Outlet Centers, Inc. (REIT)	542,430
5,400	Travelers Companies, Inc.	642,816
20,600	U.S. Bancorp	830,798
32,500	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	805,350
13,700	Waddell & Reed Financial, Inc. – Class “A”	235,914
38,550	Wells Fargo & Company	1,824,572
		21,416,414

25

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2016

Shares		Security	Value
		Health Care—12.6%
13,900		Abbott Laboratories	$ 546,409
19,300		AbbVie, Inc.	1,194,863
900	*	Allergan, PLC	207,981
8,192		Baxter International, Inc.	370,442
5,200		Gilead Sciences, Inc.	433,785
10,050		GlaxoSmithKline, PLC (ADR)	435,567
21,350		Johnson & Johnson	2,589,755
1,910		McKesson Corporation	356,502
10,412		Medtronic, PLC	903,449
37,020		Merck & Company, Inc.	2,132,722
76,885		Pfizer, Inc.	2,707,121
15,600		Phibro Animal Health Corporation – Class “A”	291,096
3,061		Shire, PLC (ADR)	563,469
4,950		Thermo Fisher Scientific, Inc.	731,412
9,990		Zoetis, Inc.	474,125
			13,938,698
		Industrials—10.3%
5,400		3M Company	945,648
4,600		A.O. Smith Corporation	405,306
8,600		Eaton Corporation, PLC	513,678
5,750	*	Generac Holdings, Inc.	201,020
3,000		General Dynamics Corporation	417,720
69,730		General Electric Company	2,195,100
11,800		Honeywell International, Inc.	1,372,576
8,500		Industrial Select Sector SPDR Fund (ETF)	475,660
12,550		ITT, Inc.	401,349
5,700		Koninklijke Philips NV (ADR)	142,158
3,680		Lockheed Martin Corporation	913,266
13,300		Nielsen Holdings, PLC	691,201
4,350		Snap-On, Inc.	686,517
7,625		Tyco International, PLC	324,825
8,300		United Parcel Service, Inc. – Class “B”	894,076
7,900		United Technologies Corporation	810,145
			11,390,245
		Information Technology—11.4%
8,690		Apple, Inc.	830,764
34,000		Applied Materials, Inc.	814,980
5,450		Automatic Data Processing, Inc.	500,691
1,000		Broadcom, Ltd.	155,400

26

Shares		Security	Value
		Information Technology (continued)
63,200		Cisco Systems, Inc.	$ 1,813,208
25,000		EMC Corporation	679,250
20,900		Hewlett Packard Enterprise Company	381,843
26,800		HP, Inc.	336,340
32,300		Intel Corporation	1,059,440
9,600		Juniper Networks, Inc.	215,904
10,950		Lam Research Corporation	920,457
11,900		Microchip Technology, Inc.	604,044
41,750		Microsoft Corporation	2,136,348
13,500		QUALCOMM, Inc.	723,195
10,700		Silicon Motion Technology Corporation (ADR)	511,460
7,500		TE Connectivity, Ltd.	428,325
10,900		Technology Select Sector SPDR Fund (ETF)	472,624
823		Western Digital Corporation	38,895
			12,623,168
		Materials—3.8%
16,450		Dow Chemical Company	817,730
10,590		DuPont (E.I.) de Nemours & Company	686,232
25,100	*	Ferro Corporation	335,838
14,100		International Paper Company	597,558
6,300		LyondellBasell Industries NV – Class “A”	468,846
24,200		Olin Corporation	601,128
12,600		Steel Dynamics, Inc.	308,700
9,490		WestRock Company	368,876
			4,184,908
		Telecommunication Services—4.0%
49,760		AT&T, Inc.	2,150,130
41,400		Verizon Communications, Inc.	2,311,776
			4,461,906
		Utilities—5.4%
11,050		AGL Resources, Inc.	728,968
7,350		American Electric Power Company, Inc.	515,161
25,900		CenterPoint Energy, Inc.	621,600
6,750		Dominion Resources, Inc.	526,027
6,900		Duke Energy Corporation	591,951
21,200		Exelon Corporation	770,832

27

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2016

Shares or
Principal
Amount	Security	Value
	Utilities (continued)
4,000	NextEra Energy, Inc.	$ 521,600
7,400	Portland General Electric Company	326,488
24,700	PPL Corporation	932,425
8,300	Vectren Corporation	437,161
		5,972,213
Total Value of Common Stocks (cost $76,395,063)		102,927,687
	PREFERRED STOCKS—1.8%
	Financials—1.4%
200	Citizens Financial Group, Inc., Series A, 5.5%, 2049	192,240
11,400	Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	294,348
21,200	JPMorgan Chase & Co., Series Y, 6.125%, 2049	568,160
	Urstadt Biddle Properties, Inc. (REIT):
9,000	Series F , 7.125%, 2049	239,940
11,000	Series G, 6.75%, 2049	306,900
		1,601,588
	Health Care—.4%
500	Allergan, PLC, Series A, 5.5%, 2018	416,810
Total Value of Preferred Stocks (cost $2,019,492)		2,018,398
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.1%
	Federal Home Loan Bank:
$ 500M	0.26%, 7/29/2016	499,938
2,000M	0.305%, 8/3/2016	1,999,560
2,000M	0.32%, 8/15/2016	1,999,400
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,498,540)		4,498,898
Total Value of Investments (cost $82,913,095)	98.8%	109,444,983
Other Assets, Less Liabilities	1.2	1,309,599
Net Assets	100.0%	$110,754,582

*	Non-income producing

28

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$102,927,687	$—	$—	$102,927,687
Preferred Stocks	2,018,398	—	—	2,018,398
Short-Term U.S. Government
Agency Obligations	—	4,498,898	—	4,498,898
Total Investments in Securities*	$104,946,085	$4,498,898	$—	$109,444,983

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	29

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,057.07	$4.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.43	$4.47

*	Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

30

Portfolio of Investments
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—87.4%
	Aerospace/Defense—.5%
	Meccanica Holdings USA, Inc.:
$ 100M	6.25%, 7/15/2019 (a)	$ 108,750
275M	7.375%, 7/15/2039 (a)	290,125
100M	6.25%, 1/15/2040 (a)	94,000
		492,875
	Automotive—4.5%
	American Axle & Manufacturing, Inc.:
400M	6.25%, 3/15/2021	416,500
250M	6.625%, 10/15/2022	268,750
250M	Asbury Automotive Group, Inc., 6%, 12/15/2024	253,125
	Dana Holding Corp.:
200M	6%, 9/15/2023	204,000
250M	5.5%, 12/15/2024	238,750
250M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023	249,375
200M	Goodyear Tire & Rubber Co., 7%, 5/15/2022	213,750
	Group 1 Automotive, Inc.:
325M	5%, 6/1/2022	321,750
200M	5.25%, 12/15/2023 (a)	197,500
225M	Hertz Corp., 6.75%, 4/15/2019	229,742
500M	LKQ Corp., 4.75%, 5/15/2023	493,750
375M	Meritor, Inc., 6.25%, 2/15/2024	322,500
425M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023 (a)	418,625
75M	Oshkosh Corp., 5.375%, 3/1/2022	77,625
325M	Schaeffler Finance BV, 4.75%, 5/15/2021 (a)	333,531
150M	ZF North America Capital, Inc., 4%, 4/29/2020 (a)	153,750
		4,393,023
	Building Materials—.9%
225M	Building Materials Corp., 5.375%, 11/15/2024 (a)	230,062
425M	Griffon Corp., 5.25%, 3/1/2022	421,281
250M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	256,875
		908,218
	Chemicals—2.3%
	Blue Cube Spinco, Inc.:
125M	9.75%, 10/15/2023 (a)	145,312
375M	10%, 10/15/2025 (a)	435,000
275M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	280,844
225M	PolyOne Corp., 5.25%, 3/15/2023	227,813

31

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Chemicals (continued)
$ 125M	PQ Corp., 6.75%, 11/15/2022 (a)	$ 130,625
175M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	137,813
250M	Trinseo SA, 6.75%, 5/1/2022 (a)	250,000
375M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	372,188
	W.R. Grace & Co.:
175M	5.125%, 10/1/2021 (a)	180,250
75M	5.625%, 10/1/2024 (a)	77,156
		2,237,001
	Consumer Non-Durables—2.0%
375M	Levi Strauss & Co., 6.875%, 5/1/2022	399,844
	Reynolds Group Issuer, Inc.:
425M	5.75%, 10/15/2020	439,875
125M	5.125%, 7/15/2023 (a)	126,719
	Spectrum Brands, Inc.:
300M	6.375%, 11/15/2020	313,875
175M	6.625%, 11/15/2022	186,594
450M	Wolverine World Wide, Inc., 6.125%, 10/15/2020	467,438
		1,934,345
	Energy—9.1%
	AmeriGas Finance, LLC:
175M	7%, 5/20/2022	185,608
125M	5.625%, 5/20/2024	126,094
125M	5.875%, 8/20/2026	125,469
	Anadarko Petroleum Corp.:
25M	3.45%, 7/15/2024	24,478
100M	4.5%, 7/15/2044	92,195
	Antero Midstream Partners, LP:
75M	6%, 12/1/2020	76,188
125M	5.375%, 11/1/2021	122,812
125M	Antero Resources Corp., 5.125%, 12/1/2022	120,625
200M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	190,500
200M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	193,500
350M	Cheniere Corpus Christi Holdings, LLC, 7%, 6/30/2024 (a)	359,845
75M	Concho Resources, Inc., 5.5%, 10/1/2022	75,750
	Continental Resources, Inc.:
250M	4.5%, 4/15/2023	234,375
275M	3.8%, 6/1/2024	241,312
100M	4.9%, 6/1/2044	83,000
350M	Crestwood Midstream Partners, LP, 6%, 12/15/2020	332,500

32

Principal
Amount	Security	Value
	Energy (continued)
$ 225M	Exterran Partners, LP, 6%, 10/1/2022	$ 200,250
150M	Ferrellgas Partners, LP, 6.75%, 6/15/2023 (a)	132,375
225M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	209,812
	Genesis Energy, LP:
75M	5.75%, 2/15/2021	71,250
200M	6.75%, 8/1/2022	195,000
150M	6%, 5/15/2023	141,000
100M	5.625%, 6/15/2024	91,500
300M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	300,000
225M	Gulfport Energy Corp., 7.75%, 11/1/2020	232,312
225M	Hilcorp Energy I, 5.75%, 10/1/2025 (a)	216,000
100M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	94,000
325M	Marathon Oil Corp., 2.80%, 11/1/2022	295,170
200M	Matador Resources Co., 6.875%, 4/15/2023	205,000
	MPLX, LP:
125M	4.5%, 7/15/2023 (a)	121,334
225M	4.875%, 12/1/2024 (a)	219,559
150M	4.875%, 6/1/2025 (a)	146,860
	NuStar Logistics, LP:
50M	4.8%, 9/1/2020	48,750
200M	6.75%, 2/1/2021	203,000
250M	QEP Resources, Inc., 6.875%, 3/1/2021	253,750
50M	Range Resources Corp., 4.875%, 5/15/2025	47,875
225M	Rice Energy, Inc., 6.25%, 5/1/2022	224,438
	Sabine Pass Liquefaction, LLC:
500M	6.25%, 3/15/2022	516,250
225M	5.625%, 4/15/2023	226,969
350M	5.75%, 5/15/2024	349,125
175M	5.625%, 3/1/2025	175,000
150M	5.875%, 6/30/2026 (a)	150,750
	Southwestern Energy Co.:
50M	3.3%, 1/23/2018	51,350
50M	4.05%, 1/23/2018	49,375
150M	4.95%, 1/23/2025	144,375
57M	Suburban Propane Partners, LP, 7.375%, 8/1/2021	59,352
225M	Sunoco, LP, 6.25%, 4/15/2021 (a)	225,000
	Targa Resources Partners, LP:
100M	5.25%, 5/1/2023	95,000
250M	4.25%, 11/15/2023	225,625

33

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Energy (continued)
	Tesoro Logistics, LP:
$ 100M	6.25%, 10/15/2022	$ 104,750
100M	6.375%, 5/1/2024	105,250
250M	Unit Corp., 6.625%, 5/15/2021	194,375
		8,906,032
	Financials—4.6%
	Ally Financial, Inc.:
350M	6.25%, 12/1/2017	367,500
150M	8%, 12/31/2018	164,250
725M	8%, 3/15/2020	817,437
175M	8%, 11/1/2031	203,437
350M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	361,375
674M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (a)	636,930
150M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026 (a)	146,437
	International Lease Finance Corp.:
275M	8.75%, 3/15/2017	287,590
1,250M	8.25%, 12/15/2020	1,482,587
		4,467,543
	Food/Beverage/Tobacco—1.4%
325M	Barry Callebault Services SA, 5.5%, 6/15/2023 (a)	351,293
	Constellation Brands, Inc.:
75M	4.25%, 5/1/2023	78,375
125M	4.75%, 11/15/2024	132,187
25M	4.75%, 12/1/2025	26,469
250M	Post Holdings, Inc., 7.75%, 3/15/2024 (a)	275,938
50M	Smithfield Foods, Inc., 6.625%, 8/15/2022	52,610
450M	Sun Merger Sub, Inc., 5.875%, 8/1/2021 (a)	471,375
		1,388,247
	Food/Drug—.5%
475M	Rite Aid Corp., 6.125%, 4/1/2023 (a)	508,844
	Forest Products/Container—4.2%
225M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021 (a)	224,437
	Ball Corp.:
150M	4.375%, 12/15/2020	158,062
250M	5.25%, 7/1/2025	261,562
350M	Berry Plastics Group, Inc., 5.125%, 7/15/2023	350,875
300M	CROWN Americas, LLC, 4.5%, 1/15/2023	307,500

34

Principal
Amount	Security	Value
	Forest Products/Container (continued)
$ 150M	Graphic Packaging International, Inc., 4.875%, 11/15/2022	$ 156,375
450M	Greif, Inc., 7.75%, 8/1/2019	502,875
	Mercer International, Inc.:
50M	7%, 12/1/2019	50,750
200M	7.75%, 12/1/2022	201,000
	Owens-Brockway Glass Container, Inc.:
75M	5%, 1/15/2022 (a)	75,375
75M	5.875%, 8/15/2023 (a)	78,922
250M	5.375%, 1/15/2025 (a)	249,063
50M	6.375%, 8/15/2025 (a)	52,344
	Sealed Air Corp.:
175M	6.5%, 12/1/2020 (a)	199,938
175M	4.875%, 12/1/2022 (a)	180,688
300M	5.25%, 4/1/2023 (a)	312,000
225M	6.875%, 7/15/2033	239,625
500M	Silgan Holdings, Inc., 5%, 4/1/2020	514,375
		4,115,766
	Gaming/Leisure—4.3%
225M	AMC Entertainment, Inc., 5.75%, 6/15/2025	225,000
200M	ClubCorp Club Operations, Inc., 8.25%, 12/15/2023 (a)	200,000
	GLP Capital, LP:
25M	4.375%, 4/15/2021	25,812
100M	5.375%, 4/15/2026	103,250
200M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	207,143
	International Game Technology, PLC:
200M	5.625%, 2/15/2020 (a)	211,750
200M	6.25%, 2/15/2020 (a)	204,250
200M	6.5%, 2/15/2020 (a)	202,500
650M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	677,076
100M	MGM Growth Properties Operating Partnership, LP,
	5.625%, 5/1/2024 (a)	106,000
225M	National CineMedia, LLC, 7.875%, 7/15/2021	234,000
	NCL Corp., Ltd.:
250M	5.25%, 11/15/2019 (a)	253,750
250M	4.625%, 11/15/2020 (a)	250,780
250M	Regal Entertainment Group, 5.75%, 3/15/2022	256,875
225M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022	237,938
150M	Scientific Games International, Inc., 6.625%, 5/15/2021	90,000
575M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	595,844
150M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	114,000
		4,195,958

35

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Healthcare—10.4%
	Centene Corp.:
$ 300M	5.625%, 2/15/2021 (a)	$ 313,500
250M	6.125%, 2/15/2024 (a)	266,406
	Community Health Systems, Inc.:
51M	5.125%, 8/15/2018	51,797
100M	8%, 11/15/2019	98,375
475M	7.125%, 7/15/2020	442,743
250M	Concordia Healthcare Corp., 7%, 4/1/2022 (a)	248,750
	DaVita HealthCare Partners, Inc.:
250M	5.75%, 8/15/2022	262,500
250M	5.125%, 7/15/2024	253,244
	Endo Finance, LLC:
175M	7.75%, 1/15/2022 (a)	163,187
225M	6%, 7/15/2023 (a)	198,000
	Fresenius Medical Care U.S. Finance II, Inc.:
150M	5.625%, 7/31/2019 (a)	163,218
100M	4.125%, 10/15/2020 (a)	103,250
100M	4.75%, 10/15/2024 (a)	103,750
	HCA, Inc.:
75M	8%, 10/1/2018	83,812
675M	6.5%, 2/15/2020	748,406
175M	6.25%, 2/15/2021	187,250
25M	7.5%, 2/15/2022	28,487
25M	5.875%, 5/1/2023	26,687
50M	5.375%, 2/1/2025	51,375
350M	5.875%, 2/15/2026	364,000
	HealthSouth Corp.:
86M	7.75%, 9/15/2022	89,117
175M	5.125%, 3/15/2023	172,375
200M	5.75%, 11/1/2024	201,800
150M	5.75%, 9/15/2025	149,250
405M	IMS Health, Inc., 6%, 11/1/2020 (a)	413,100
300M	Kindred Healthcare, Inc., 8.75%, 1/15/2023	297,189
	LifePoint Health, Inc.:
325M	5.5%, 12/1/2021	339,625
100M	5.875%, 12/1/2023	104,250
175M	5.375%, 5/1/2024 (a)	175,875
	Mallinckrodt Finance SB:
100M	4.875%, 4/15/2020 (a)	97,000
75M	5.75%, 8/1/2022 (a)	71,625
225M	5.5%, 4/15/2025 (a)	201,852
400M	Molina Healthcare, Inc., 5.375%, 11/15/2022 (a)	401,000

36

Principal
Amount	Security	Value
	Healthcare (continued)
$ 125M	MPH Acquisition Holdings, 7.125%, 6/1/2024 (a)	$ 131,563
425M	NBTY, Inc., 7.625%, 5/15/2021 (a)	426,594
100M	RegionalCare Hospital Partners, 8.25%, 5/1/2023 (a)	102,750
425M	Tenet Healthcare Corp., 6%, 10/1/2020	450,500
225M	Universal Health Services, Inc., 5%, 6/1/2026 (a)	226,125
64M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	59,120
	Valeant Pharmaceuticals International, Inc.:
650M	6.125%, 4/15/2025 (a)	523,250
775M	6.375%, 10/15/2020 (a)	670,375
150M	5.625%, 12/1/2021 (a)	124,500
625M	WellCare Health Plans, Inc., 5.75%, 11/15/2020	648,438
		10,236,010
	Information Technology—4.0%
125M	Activision Blizzard, Inc., 5.625%, 9/15/2021 (a)	131,094
150M	Anixter, Inc., 5.125%, 10/1/2021	153,000
375M	Belden, Inc., 5.5%, 9/1/2022 (a)	379,687
250M	CEB, Inc., 5.625%, 6/15/2023 (a)	244,062
325M	CommScope Technologies Finance, 6%, 6/15/2025 (a)	334,750
275M	CoreLogic, Inc., 7.25%, 6/1/2021	285,266
275M	Equinix, Inc., 5.875%, 1/15/2026	287,203
422M	IAC/InterActiveCorp, 4.875%, 11/30/2018	432,550
	Match Group, Inc.:
275M	6.75%, 12/15/2022 (a)	287,375
125M	6.375%, 6/1/2024 (a)	130,313
300M	Microsemi Corp., 9.125%, 4/15/2023 (a)	331,500
150M	MSCI, Inc., 5.75%, 8/15/2025 (a)	156,375
225M	Nuance Communications, Inc., 6%, 7/1/2024 (a)	226,688
175M	Open Text Corp., 5.625%, 1/15/2023 (a)	177,625
	Western Digital Corp.:
50M	7.375%, 4/1/2023 (a)	53,375
275M	10.5%, 4/1/2024 (a)	294,938
		3,905,801
	Manufacturing—2.9%
325M	Amkor Technology, Inc., 6.375%, 10/1/2022	314,031
175M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	178,500
400M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	386,000
240M	Case New Holland, Inc., 7.875%, 12/1/2017	259,200
325M	Dematic SA, 7.75%, 12/15/2020 (a)	342,062
425M	H&E Equipment Services, Inc., 7%, 9/1/2022	442,000
125M	HD Supply, Inc., 5.75%, 4/15/2024 (a)	130,312

37

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Manufacturing (continued)
$ 125M	Masco Corp., 3.5%, 4/1/2021	$ 128,163
125M	Sensata Technologies BV, 5%, 10/1/2025 (a)	126,174
250M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026 (a)	260,000
300M	Zekelman Industries, Inc., 9.875%, 6/15/2023 (a)	303,750
		2,870,192
	Media-Broadcasting—2.4%
	Belo Corp.:
100M	7.75%, 6/1/2027	105,750
25M	7.25%, 9/15/2027	25,625
325M	LIN Television Corp., 5.875%, 11/15/2022	328,250
425M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	445,719
	Sinclair Television Group, Inc.:
475M	5.375%, 4/1/2021	491,031
225M	6.375%, 11/1/2021	237,375
	Sirius XM Radio, Inc.:
400M	5.75%, 8/1/2021 (a)	416,500
250M	6%, 7/15/2024 (a)	259,063
		2,309,313
	Media-Cable TV—7.6%
	Altice Financing SA:
325M	6.625%, 2/15/2023 (a)	320,326
200M	7.5%, 5/15/2026 (a)	196,500
	Altice U.S. Finance I Corp.:
275M	5.375%, 7/15/2023 (a)	273,969
200M	5.5%, 5/15/2026 (a)	200,500
225M	Cable One, Inc., 5.75%, 6/15/2022 (a)	231,187
	CCO Holdings, LLC:
75M	5.25%, 3/15/2021	77,945
375M	5.125%, 2/15/2023	381,754
500M	5.875%, 4/1/2024 (a)	520,000
350M	5.875%, 5/1/2027 (a)	362,250
	Cequel Communications Holdings I, LLC:
225M	7.75%, 7/15/2025 (a)	235,687
650M	6.375%, 9/15/2020 (a)	663,357
	Clear Channel Worldwide Holdings, Inc.:
25M	7.625%, 3/15/2020 – Series “A”	22,937
550M	7.625%, 3/15/2020 – Series “B”	526,075
150M	6.5%, 11/15/2022 – Series “A”	145,125
250M	6.5%, 11/15/2022 – Series “B”	251,250

38

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	CSC Holdings, LLC:
$ 50M	8.625%, 2/15/2019	$ 55,281
350M	6.75%, 11/15/2021	357,875
	DISH DBS Corp.:
675M	7.875%, 9/1/2019	745,875
125M	5%, 3/15/2023	114,062
250M	5.875%, 11/15/2024	233,437
100M	7.75%, 7/1/2026 (a)	103,250
	Gray Television, Inc.:
400M	7.5%, 10/1/2020	419,000
125M	5.875%, 7/15/2026 (a)	125,625
225M	Lynx II, Corp., 6.375%, 4/15/2023 (a)	226,125
	Midcontinent Communications & Finance Corp.:
300M	6.25%, 8/1/2021 (a)	310,500
100M	6.875%, 8/15/2023 (a)	103,000
	Numericable Group, SA:
225M	6%, 5/15/2022 (a)	219,656
200M	6.25%, 5/15/2024 (a)	192,000
		7,614,548
	Media-Diversified—1.3%
225M	Gannett Co., Inc., 5.125%, 7/15/2020	232,594
	Lamar Media Corp.:
225M	5.875%, 2/1/2022	235,125
175M	5.375%, 1/15/2024	182,000
75M	5.75%, 2/1/2026 (a)	78,235
125M	MDC Partners, Inc., 6.5%, 5/1/2024 (a)	124,688
375M	Tribune Co., 5.875%, 7/15/2022	375,000
		1,227,642
	Metals/Mining—4.9%
325M	Alcoa, Inc., 6.15%, 8/15/2020	353,031
	Aleris International, Inc.:
310M	7.875%, 11/1/2020	275,900
175M	9.5%, 4/1/2021 (a)	180,250
	ArcelorMittal SA:
225M	6.125%, 6/1/2018	237,348
225M	10.85%, 6/1/2019	266,062
325M	6.25%, 8/5/2020	342,875
75M	6.5%, 3/1/2021	77,437
100M	Bluescope Steel, Ltd., 6.5%, 5/15/2021 (a)	103,790

39

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Metals/Mining (continued)
$ 200M	Commercial Metals Co., 4.875%, 5/15/2023	$ 190,000
250M	Constellium NV, 7.875%, 4/1/2021 (a)	258,437
	Freeport-McMoRan, Inc.:
250M	2.375%, 3/15/2018	246,250
350M	3.1%, 3/15/2020	332,500
200M	5.45%, 3/15/2043	161,500
250M	Glencore Funding, LLC, 3.125%, 4/29/2019 (a)	245,000
175M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	181,563
100M	Kaiser Aluminum Corp., 5.875%, 5/15/2024 (a)	103,000
	Novelis, Inc.:
350M	8.375%, 12/15/2017	358,094
375M	8.75%, 12/15/2020	391,106
	Steel Dynamics, Inc.:
175M	5.125%, 10/1/2021	180,031
100M	6.375%, 8/15/2022	105,500
125M	5.5%, 10/1/2024	128,125
125M	United States Steel Corp., 8.375%, 7/1/2021 (a)	131,563
		4,849,362
	Real Estate—2.4%
275M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023	283,250
	Geo Group, Inc.:
175M	5.875%, 1/15/2022	179,375
100M	5.125%, 4/1/2023	98,000
100M	5.875%, 10/15/2024	101,750
225M	6%, 4/15/2026	227,812
	Iron Mountain, Inc.:
425M	6%, 8/15/2023	449,438
375M	5.75%, 8/15/2024	380,625
	Lennar Corp.:
175M	4.75%, 4/1/2021	182,875
175M	4.875%, 12/15/2023	176,313
50M	MPT Operating Partners, LP, 6.375%, 3/1/2024	53,500
150M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021 (a)	154,313
100M	Vereit Operating Partner, 4.875%, 6/1/2026	102,875
		2,390,126
	Retail-General Merchandise—2.4%
	KFC Holding Co.:
150M	5%, 6/1/2024 (a)	153,000
200M	5.25%, 6/1/2026 (a)	205,500

40

Principal
Amount	Security	Value
	Retail-General Merchandise (continued)
	L Brands, Inc.:
$ 250M	6.875%, 11/1/2035	$ 254,375
450M	6.75%, 7/1/2036	451,967
	Limited Brands, Inc.:
125M	6.9%, 7/15/2017	132,875
450M	8.5%, 6/15/2019	524,250
375M	Netflix, Inc., 5.5%, 2/15/2022	392,813
200M	Party City Holdings, Inc., 6.125%, 8/15/2023 (a)	208,000
		2,322,780
	Services—2.5%
475M	ADT Corp., 3.5%, 7/15/2022	437,594
	AECOM:
125M	5.75%, 10/15/2022	128,125
275M	5.875%, 10/15/2024	283,250
125M	Aramark Services, Inc., 5.125%, 1/15/2024	127,812
400M	Ashtead Capital, Inc., 6.5%, 7/15/2022 (a)	418,248
175M	Monitronics International, Inc., 9.125%, 4/1/2020	146,125
250M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	265,625
300M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	313,500
300M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	300,750
		2,421,029
	Telecommunications—3.4%
	CenturyLink, Inc.:
100M	6.45%, 6/15/2021	102,125
700M	5.8%, 3/15/2022	682,283
175M	6.75%, 12/1/2023	172,594
200M	Citizens Communications Co., 9%, 8/15/2031	176,875
450M	Frontier Communications Corp., 11%, 9/15/2025	467,437
250M	GCI, Inc., 6.75%, 6/1/2021	254,375
150M	SBA Communications, Inc., 5.75%, 7/15/2020	154,875
	Wind Acquisition Finance SA:
275M	4.75%, 7/15/2020 (a)	270,875
675M	7.375%, 4/23/2021 (a)	646,313
	Windstream Services, LLC:
75M	7.75%, 10/15/2020	73,875
250M	7.5%, 6/1/2022	226,250
100M	6.375%, 8/1/2023	84,500
		3,312,377

41

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Transportation—1.1%
	Aircastle, Ltd.:
$ 75M	4.625%, 12/15/2018	$ 77,437
575M	6.25%, 12/1/2019	625,312
275M	Fly Leasing, Ltd., 6.375%, 10/15/2021	268,125
150M	Mobile Mini, Inc., 5.875%, 7/1/2024 (a)	154,500
		1,125,374
	Utilities—2.4%
	AES Corp.:
75M	8%, 6/1/2020	87,750
275M	7.375%, 7/1/2021	311,438
250M	5.5%, 3/15/2024	257,188
150M	6%, 5/15/2026	153,375
	Calpine Corp.:
150M	5.375%, 1/15/2023	147,000
75M	5.75%, 1/15/2025	73,219
275M	Dynegy, Inc., 7.375%, 11/1/2022	266,750
141M	FirstLight Hydro Generating, 8.812%, 10/15/2026	153,029
66M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	73,148
175M	NRG Energy, Inc., 7.25%, 5/15/2026 (a)	175,000
351M	NSG Holdings, LLC, 7.75%, 11/30/2025 (a)	377,640
300M	Talen Energy Supply, LLC, 4.625%, 7/15/2019 (a)	265,500
		2,341,037
	Waste Management—.6%
275M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020	279,125
	Covanta Holding Corp.:
125M	7.25%, 12/1/2020	128,781
200M	6.375%, 10/1/2022	206,500
		614,406
	Wireless Communications—4.8%
150M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	137,625
	Level 3 Financing, Inc.:
200M	6.125%, 1/15/2021	208,898
75M	5.125%, 5/1/2023	74,625
325M	MetroPCS Wireless, Inc., 6.625%, 11/1/2020	336,375
	Neptune Finco Corp.:
400M	10.125%, 1/15/2023 (a)	449,000
200M	6.625%, 10/15/2025 (a)	210,500

42

Principal
Amount	Security	Value
	Wireless Communications (continued)
	Sprint Communications, Inc.:
$ 250M	9%, 11/15/2018 (a)	$ 267,188
150M	7%, 3/1/2020 (a)	157,799
950M	7%, 8/15/2020	850,250
650M	6%, 11/15/2022	514,735
	T-Mobile USA, Inc.:
675M	6.25%, 4/1/2021	706,637
450M	6.625%, 4/1/2023	478,409
293M	UPCB Finance V, Ltd., 7.25%, 11/15/2021 (a)	306,028
		4,698,069
Total Value of Corporate Bonds (cost $84,865,196)		85,785,928
	LOAN PARTICIPATIONS†—8.6%
	Aerospace/Defense—.4%
439M	TransDigm, Inc., 3.75%, 2/28/2020	432,916
	Automotive—.2%
221M	CS Intermediate Holdings Co., 4%, 4/4/2021	219,765
	Building Materials—.4%
397M	Builders FirstSource, Inc., 6%, 7/29/2022	397,829
	Chemicals—.4%
315M	Axalta Coating Systems Dutch Holding BBV, 3.75%, 2/1/2020	314,561
85M	PQ Corp., 5.75%, 10/14/2022	85,106
		399,667
	Energy—.3%
300M	Jonah Energy, LLC, 7.5%, 5/12/2021	265,500
	Food/Drug—1.1%
	Albertson’s, LLC:
299M	5.5%, 12/21/2022	299,484
247M	5.75%, 6/22/2023	247,472
64M	B&G Foods, Inc., 3.75%, 11/2/2022	64,251
430M	Rite Aid Corp., 4.875%, 6/21/2021	430,896
		1,042,103

43

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

Principal
Amount	Security	Value
	Gaming/Leisure—.2%
$ 218M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	$ 217,704
	Healthcare—1.0%
	Community Health Systems, Inc.:
87M	3.75%, 12/31/2019	84,575
160M	4%, 1/27/2021	155,815
490M	ConvaTec, Inc., 4.25%, 6/15/2020	488,463
210M	ExamWorks Group, Inc., 3.75%, 6/17/2023 (b)	210,131
		938,984
	Information Technology—2.2%
234M	ARRIS Enterprises, Inc., 3.5%, 4/17/2020	231,274
748M	Avago Technologies Cayman, Ltd., 4.25%, 5/6/2021	748,593
	Dell International, LLC:
281M	3.75%, 10/29/2018	280,174
275M	4%, 6/2/2023 (b)	273,797
475M	Global Payments, Inc., 3.9603%, 3/24/2023	478,859
171M	Match Group, Inc., 5.5%, 11/16/2022	171,584
		2,184,281
	Media-Cable TV—.5%
500M	CSC Holdings, LLC, 5%, 10/9/2022	500,938
	Media-Diversified—.4%
421M	Tribune Media Co., 3.75%, 12/27/2020	421,378
	Retail-General Merchandise—.5%
440M	Restaurant Brands, Inc., 3.75%, 12/10/2021	440,099
	Services—.2%
108M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	108,479
83M	Brickman Group, Ltd., 4%, 12/18/2020	81,610
		190,089
	Telecommunications—.3%
250M	Telenet Financing USD, LLC, 4.25%, 5/3/2024 (b)	248,281
	Utilities—.3%
347M	Calpine Corp., 3.5%, 5/27/2022	342,891

44

Principal
Amount	Security	Value
	Wireless Communications—.2%
$ 175M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019	$ 159,469
Total Value of Loan Participations (cost $8,417,339)		8,401,894
	PASS-THROUGH CERTIFICATES—.7%
	Transportation
668M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $680,283) (a)	688,849
Total Value of Investments (cost $93,962,818)	96.7%	94,876,671
Other Assets, Less Liabilities	3.3	3,285,178
Net Assets	100.0%	$98,161,849

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2016.

Summary of Abbreviations:
	PTT	Pass Through Trust
	USD	United States Dollar

45

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$85,785,928	$—	$85,785,928
Loan Participations	—	8,401,894	—	8,401,894
Pass-Through Certificates	—	688,849	—	688,849
Total Investments in Securities*	$—	$94,876,671	$—	$94,876,671

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

46	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,033.18	$3.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.13	$3.77

*	Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

47

Portfolio of Investments
GOVERNMENT FUND
June 30, 2016

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—50.3%
	Fannie Mae—34.4%
$4,132M	3%, 7/1/2021 – 7/14/2046 (a)	$ 4,317,723
3,093M	3.5%, 11/1/2028 – 7/14/2046 (a)	3,276,318
1,792M	4%, 10/1/2035 – 11/1/2045	1,939,053
303M	4.5%, 11/1/2040 – 8/1/2041	332,836
365M	5.5%, 7/1/2034 – 10/1/2039	416,355
153M	9%, 11/1/2026	176,583
		10,458,868
	Freddie Mac—6.7%
307M	3.5%, 8/1/2044 – 2/1/2046	324,193
1,403M	4%, 11/1/2040 – 8/1/2044	1,504,879
176M	4.5%, 5/1/2044	192,188
		2,021,260
	Government National Mortgage Association I
	Program—9.2%
544M	4%, 11/15/2025 – 8/15/2041	583,651
574M	4.5%, 12/15/2039 – 6/15/2040	637,502
1,034M	5%, 6/15/2033 – 4/15/2040	1,172,519
205M	5.5%, 2/15/2033 – 1/15/2036	233,994
148M	6%, 11/15/2032 – 4/15/2036	172,754
		2,800,420
Total Value of Residential Mortgage-Backed Securities (cost $14,918,107)		15,280,548
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—24.3%
	Fannie Mae:
1,020M	1.125%, 7/20/2018	1,029,288
125M	1.375%, 2/26/2021	126,380
300M	1.5%, 11/30/2020	305,284
850M	1.625%, 11/27/2018	868,402
140M	2.125%, 4/24/2026	143,978
260M	2.625%, 9/6/2024	280,043

48

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	Federal Farm Credit Bank:
$ 550M	1.7%, 2/6/2019	$ 562,689
300M	2.125%, 3/6/2019	310,288
200M	4.875%, 1/17/2017	204,749
	Federal Home Loan Bank:
750M	1.03%, 9/28/2018	755,009
1,000M	1.625%, 10/7/2021 (a)	999,611
	Freddie Mac:
800M	0.875%, 3/7/2018	801,609
1,000M	1.25%, 8/1/2019	1,012,727
Total Value of U.S. Government Agency Obligations (cost $7,330,784)		7,400,057
	U.S. GOVERNMENT OBLIGATIONS—15.7%
68M	FDA Queens, LP, 6.99%, 6/15/2017 (b)	69,443
	U.S. Treasury Bonds:
300M	2.5%, 2/15/2046	312,398
360M	2.5%, 5/15/2046	375,159
	U.S. Treasury Notes:
1,095M	1.375%, 10/31/2020	1,114,954
300M	1.5%, 3/31/2023	304,336
620M	1.625%, 2/15/2026	626,999
1,260M	1.875%, 8/31/2022	1,309,785
630M	2%, 2/15/2025	659,273
Total Value of U.S. Government Obligations (cost $4,605,642)		4,772,347
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—6.1%
	Fannie Mae—3.1%
387M	2.996%, 11/1/2022	413,718
500M	3.84%, 5/1/2018	520,045
		933,763
	Federal Home Loan Mortgage Corporation—3.0%
	Multi-Family Structured Pass-Through:
500M	2.13%, 1/25/2019	512,336
379M	2.849%, 3/25/2026	400,653
		912,989
Total Value of Commercial Mortgage-Backed Securities (cost $1,851,928)		1,846,752

49

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2016

Principal
Amount	Security	Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—1.8%
$ 507M	Fannie Mae, 4%, 2/25/2025 (cost $546,096)	$ 554,909
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.6%
500M	Federal Home Loan Bank, 0.26%, 7/29/2016 (cost $499,899)	499,938
Total Value of Investments (cost $29,752,456)	99.8%	30,354,551
Other Assets, Less Liabilities	.2	70,415
Net Assets	100.0%	$30,424,966

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

(b)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

50

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$15,280,548	$—	$15,280,548
U.S. Government Agency
Obligations	—	7,400,057	—	7,400,057
U.S. Government Obligations	—	4,772,347	—	4,772,347
Commercial Mortgage-Backed
Securities	—	1,846,752	—	1,846,752
Collateralized Mortgage
Obligations	—	554,909	—	554,909
Short-Term U.S. Government
Agency Obligations	—	499,938	—	499,938
Total Investments in Securities	$—	$30,354,551	$—	$30,354,551

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	51

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,011.25	$4.00
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.88	$4.02

*	Expenses are equal to the annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

52

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—99.4%
		Consumer Discretionary—17.6%
202,300		American Eagle Outfitters, Inc.	$ 3,222,639
26,600		Big Lots, Inc.	1,332,926
75,200		BorgWarner, Inc.	2,219,904
113,000		CBS Corporation – Class “B”	6,151,720
82,100		Delphi Automotive, PLC	5,139,460
45,400		Foot Locker, Inc.	2,490,644
179,700		Ford Motor Company	2,258,829
36,400		Harman International Industries, Inc.	2,614,248
48,000		Home Depot, Inc.	6,129,120
97,000		Johnson Controls, Inc.	4,293,220
62,000		L Brands, Inc.	4,162,060
53,300		Lear Corporation	5,423,808
59,900		Magna International, Inc.	2,100,693
245,715		Newell Brands, Inc.	11,934,378
21,400		Oxford Industries, Inc.	1,211,668
52,400		Penske Automotive Group, Inc.	1,648,504
65,900	*	Select Comfort Corporation	1,408,942
128,700		Stein Mart, Inc.	993,564
79,800		Tupperware Brands Corporation	4,491,144
42,700		Walt Disney Company	4,176,914
16,100		Whirlpool Corporation	2,682,904
44,900		Wyndham Worldwide Corporation	3,198,227
			79,285,516
		Consumer Staples—10.1%
128,200		Altria Group, Inc.	8,840,672
96,178		Coca-Cola Company	4,359,749
77,400		CVS Health Corporation	7,410,276
66,500		Delhaize Group (ADR)	1,746,290
74,600		Koninklijke Ahold NV (ADR)	1,650,152
40,100		Nu Skin Enterprises, Inc. – Class “A”	1,852,219
44,100		PepsiCo, Inc.	4,671,954
78,700		Philip Morris International, Inc.	8,005,364
28,000		Procter & Gamble Company	2,370,760
22,100		Tyson Foods, Inc. – Class “A”	1,476,059
42,650		Wal-Mart Stores, Inc.	3,114,303
			45,497,798

53

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2016

Shares		Security	Value
		Energy—6.2%
36,900		Anadarko Petroleum Corporation	$ 1,964,925
9,300		Chevron Corporation	974,919
61,400		ConocoPhillips	2,677,040
65,400		Devon Energy Corporation	2,370,750
53,400		ExxonMobil Corporation	5,005,716
26,700		Hess Corporation	1,604,670
80,222		Marathon Oil Corporation	1,204,132
90,622		Marathon Petroleum Corporation	3,440,011
26,700		Occidental Petroleum Corporation	2,017,452
26,600		PBF Energy, Inc. – Class “A”	632,548
30,650		Phillips 66	2,431,771
12,900		Schlumberger, Ltd.	1,020,132
93,607		Suncor Energy, Inc.	2,595,722
			27,939,788
		Financials—14.3%
66,706		American Express Company	4,053,057
19,900		American International Group, Inc.	1,052,511
40,000		Ameriprise Financial, Inc.	3,594,000
173,600		Brixmor Property Group, Inc. (REIT)	4,593,456
34,400		Chubb, Ltd.	4,496,424
119,300		Citizens Financial Group, Inc.	2,383,614
86,543		Discover Financial Services	4,637,839
145,900		Financial Select Sector SPDR Fund (ETF)	3,330,897
12,300		iShares Core S&P Mid-Cap ETF (ETF)	1,837,497
25,700		iShares Russell 2000 ETF (ETF)	2,954,729
105,888		JPMorgan Chase & Company	6,579,880
55,600		MetLife, Inc.	2,214,548
15,000		Morgan Stanley	389,700
40,100		PNC Financial Services Group, Inc.	3,263,739
66,400		SPDR S&P Regional Banking (ETF)	2,546,440
176,218		Sunstone Hotel Investors, Inc. (REIT)	2,126,951
106,400		Tanger Factory Outlet Centers, Inc. (REIT)	4,275,152
94,800		U.S. Bancorp	3,823,284
106,700		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,644,026
76,567		Wells Fargo & Company	3,623,916
			64,421,660
		Health Care—20.1%
106,700		Abbott Laboratories	4,194,377
89,400		AbbVie, Inc.	5,534,754
9,400	*	Allergan, PLC	2,172,246

54

Shares		Security	Value
		Health Care (continued)
61,800	*	AMN Healthcare Services, Inc.	$ 2,470,146
45,039		Baxter International, Inc.	2,036,664
45,100		Cardinal Health, Inc.	3,518,251
58,200	*	Centene Corporation	4,153,734
42,722	*	Express Scripts Holding Company	3,238,328
85,300		Gilead Sciences, Inc.	7,115,726
69,400		Hill-Rom Holdings, Inc.	3,501,230
72,275		Johnson & Johnson	8,766,957
2,512	*	Mallinckrodt, PLC	152,679
18,900		McKesson Corporation	3,527,685
51,412		Medtronic, PLC	4,461,019
86,743		Merck & Company, Inc.	4,997,264
54,100	*	Mylan NV	2,339,284
230,993		Pfizer, Inc.	8,133,264
79,200		Phibro Animal Health Corporation – Class “A”	1,477,872
15,159		Shire, PLC (ADR)	2,790,469
69,443		Thermo Fisher Scientific, Inc.	10,260,898
92,700	*	VWR Corporation	2,679,030
69,572		Zoetis, Inc.	3,301,887
			90,823,764
		Industrials—8.9%
37,294		3M Company	6,530,925
66,696		General Electric Company	2,099,590
56,000		Honeywell International, Inc.	6,513,920
6,700		Ingersoll-Rand, PLC	426,656
60,500		ITT, Inc.	1,934,790
46,700		Koninklijke Philips NV	1,164,698
46,000		Korn/Ferry International	952,200
5,400		Lockheed Martin Corporation	1,340,118
34,400		ManpowerGroup, Inc.	2,213,296
23,800		Nielsen Holdings, PLC	1,236,886
14,900		Robert Half International, Inc.	568,584
33,500		Snap-On, Inc.	5,286,970
94,200		TAL International Group, Inc.	1,263,222
39,800		Textainer Group Holdings, Ltd.	443,372
75,300		Textron, Inc.	2,752,968
26,800		Tyco International, PLC	1,141,680
40,200		United Technologies Corporation	4,122,510
			39,992,385

55

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2016

Shares		Security	Value
		Information Technology—16.0%
77,500		Apple, Inc.	$ 7,409,000
151,100		Applied Materials, Inc.	3,621,867
148,100	*	ARRIS International, PLC	3,104,176
24,200		Broadcom, Ltd.	3,760,680
239,200		Cisco Systems, Inc.	6,862,648
66,400	*	eBay, Inc.	1,554,424
253,400		EMC Corporation	6,884,878
201,400		Hewlett Packard Enterprise Company	3,679,578
77,800		HP, Inc.	976,390
155,200		Intel Corporation	5,090,560
20,100		International Business Machines Corporation	3,050,778
69,400		Juniper Networks, Inc.	1,560,806
55,700		Methode Electronics, Inc.	1,906,611
166,100		Microsoft Corporation	8,499,337
20,500	*	NXP Semiconductors NV	1,605,970
93,100		Oracle Corporation	3,810,583
73,288		QUALCOMM, Inc.	3,926,038
158,760		Symantec Corporation	3,260,930
22,900		TE Connectivity, Ltd.	1,307,819
10,100		Travelport Worldwide, Ltd.	130,189
7,065		Western Digital Corporation	333,892
			72,337,154
		Materials—1.8%
10,700		Praxair, Inc.	1,202,573
36,050		RPM International, Inc.	1,800,698
141,700		Steel Dynamics, Inc.	3,471,650
34,000	*	Trinseo SA	1,459,620
			7,934,541
		Telecommunication Services—2.7%
141,400		AT&T, Inc.	6,109,894
113,000		Verizon Communications, Inc.	6,309,920
			12,419,814

56

Shares or
Principal
Amount	Security	Value
	Utilities—1.7%
40,900	AGL Resources, Inc.	$ 2,698,173
119,600	Exelon Corporation	4,348,656
21,900	NiSource, Inc.	580,788
		7,627,617
Total Value of Common Stocks (cost $295,323,746)		448,280,037
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.4%
$2,000M	Federal Home Loan Bank, 0.305%, 8/3/2016 (cost $1,999,441)	1,999,560
Total Value of Investments (cost $297,323,187)	99.8%	450,279,597
Other Assets, Less Liabilities	.2	727,149
Net Assets	100.0%	$451,006,746

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

57

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$448,280,037	$—	$—	$448,280,037
Short-Term U.S. Government
Agency Obligations	—	1,999,560	—	1,999,560
Total Investments in Securities*	$448,280,037	$1,999,560	$—	$450,279,597

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

58	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,012.96	$4.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.42

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

59

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—95.1%
		United Kingdom—21.9%
119,999		British American Tobacco, PLC	$ 7,779,447
76,968		Diageo, PLC	2,150,159
398,655		Domino’s Pizza Group, PLC	1,771,145
59,441		Imperial Brands, PLC	3,223,664
2,350,390		Lloyds Banking Group, PLC	1,702,161
76,317		Persimmon, PLC	1,479,920
65,568		Reckitt Benckiser Group, PLC	6,574,642
74,770	*	SABMiller, PLC	4,360,533
			29,041,671
		United States—15.1%
22,596		Accenture, PLC – Class “A”	2,559,901
5,373	*	Alphabet, Inc. – Class “C”	3,718,653
22,158		MasterCard, Inc.	1,951,233
57,878	*	PayPal Holdings, Inc.	2,113,126
72,171		Philip Morris International, Inc.	7,341,234
1,922	*	Priceline Group, Inc.	2,399,444
			20,083,591
		Switzerland—11.2%
405		Chocoladefabriken Lindt & Spruengli AG	2,415,469
66,712		Nestle SA – Registered	5,168,728
22,502		Roche Holding AG – Genusscheine	5,937,823
101,302		UBS Group AG	1,314,447
			14,836,467
		India—9.8%
338,844		HDFC Bank, Ltd.	5,924,565
2,239		HDFC Bank, Ltd. (ADR)	148,558
290,242		Housing Development Finance Corporation, Ltd.	5,407,366
268,365		ITC, Ltd.	1,469,269
			12,949,758
		France—5.6%
77,117		Bureau Veritas SA	1,619,080
14,867		Essilor International SA	1,953,964
4,560		Hermes International	1,699,876
10,920		L’Oreal SA	2,090,680
			7,363,600

60

Shares	Security	Value
	Japan—5.1%
13,722	Daito Trust Construction Company, Ltd.	$ 2,227,937
63,700	Japan Tobacco, Inc.	2,567,250
84,789	Unicharm Corporation	1,905,003
		6,700,190
	Netherlands—4.0%
114,367	Unilever NV-CVA	5,319,189
	Australia—3.3%
27,604	CSL, Ltd.	2,327,919
37,770	Ramsay Health Care, Ltd.	2,041,299
		4,369,218
	Spain—3.2%
14,346	Aena SA	1,901,578
101,375	Grifols SA	2,302,881
		4,204,459
	Canada—3.1%
60,475	Alimentation Couche-Tard, Inc. – Class “B”	2,596,968
26,300	Canadian National Railway Company	1,553,022
		4,149,990
	Hong Kong—2.9%
239,365	Link REIT (REIT)	1,636,825
98,645	Tencent Holdings, Ltd.	2,262,883
		3,899,708
	Denmark—2.9%
17,782	Coloplast A/S – Series “B”	1,331,065
47,611	Novo Nordisk A/S – Series “B”	2,563,990
		3,895,055
	Germany—2.6%
46,453	SAP SE	3,488,872
	South Africa—2.3%
19,511	Naspers, Ltd.	2,979,234

61

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2016

Shares or
Principal
Amount	Security		Value
	Ireland—2.1%
15,616	DCC, PLC		$ 1,374,209
13,806	Paddy Power, PLC		1,450,966
			2,825,175
Total Value of Common Stocks (cost $88,797,304)			126,106,177
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.4%
	United States
	Federal Home Loan Bank:
$1,500M	0.26%, 7/20/2016		1,499,874
2,000M	0.28%, 8/15/2016		1,999,400
1,000M	0.32%, 8/15/2016		999,700
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,498,694)			4,498,974
Total Value of Investments (cost $93,295,998)		98.5%	130,605,151
Other Assets, Less Liabilities		1.5	1,997,678
Net Assets		100.0%	$132,602,829

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

62

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2		Level 3	Total
Common Stocks
United Kingdom	$—	$29,041,671		$—	29,041,671
United States	20,083,591	—		—	20,083,591
Switzerland	—	14,836,467		—	14,836,467
India	148,558	12,801,200		—	12,949,758
France	—	7,363,600		—	7,363,600
Japan	—	6,700,190		—	6,700,190
Netherlands	—	5,319,189		—	5,319,189
Australia	—	4,369,218		—	4,369,218
Spain	—	4,204,459		—	4,204,459
Canada	4,149,990	—		—	4,149,990
Hong Kong	—	3,899,708		—	3,899,708
Denmark	—	3,895,055		—	3,895,055
Germany	—	3,488,872		—	3,488,872
South Africa	—	2,979,234		—	2,979,234
Ireland	—	2,825,175		—	2,825,175
Short-Term U.S. Government
Obligations	—	4,498,974		—	4,498,974
Total Investments in Securities	$24,382,139	$106,223,012	*	$—	$130,605,151

*	Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $101,724,038 investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of June 30, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation
Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of June 30, 2016 were
$67,264,784. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	63

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,062.12	$3.54
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.43	$3.47

*	Expenses are equal to the annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

64

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—94.9%
	Aerospace/Defense—.7%
$ 400M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	$ 425,040
	Agriculture—.7%
400M	Cargill, Inc., 6%, 11/27/2017 (a)	426,776
	Automotive—1.3%
500M	Johnson Controls, Inc., 5%, 3/30/2020	547,565
300M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	315,176
		862,741
	Chemicals—2.6%
300M	Agrium, Inc., 3.375%, 3/15/2025	305,720
250M	CF Industries, Inc., 3.45%, 6/1/2023	250,158
500M	Dow Chemical Co., 4.25%, 11/15/2020	547,558
500M	LyondellBasell Industries NV, 6%, 11/15/2021	586,898
		1,690,334
	Consumer Durables—.8%
	Newell Brands, Inc.:
265M	4.7%, 8/15/2020	286,282
200M	4.2%, 4/1/2026	217,066
		503,348
	Energy—9.2%
575M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	637,854
500M	Continental Resources, Inc., 5%, 9/15/2022	491,250
400M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	392,000
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	513,344
500M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	486,807
400M	Magellan Midstream Partners, LP, 5%, 3/1/2026	453,356
	Marathon Oil Corp.:
300M	6%, 10/1/2017	310,904
200M	3.85%, 6/1/2025	184,085
500M	Nabors Industries, Inc., 6.15%, 2/15/2018	514,542
200M	ONEOK Partners, LP, 3.375%, 10/1/2022	195,953
400M	Plains All American Pipeline, LP, 5.875%, 8/15/2016	401,927
400M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	425,733
400M	Suncor Energy, Inc., 6.1%, 6/1/2018	432,738
466M	Valero Energy Corp., 9.375%, 3/15/2019	557,221
		5,997,714

65

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2016

Principal
Amount	Security	Value
	Financial Services—14.5%
$ 400M	American Express Co., 7%, 3/19/2018	$ 437,110
	American International Group, Inc.:
400M	3.75%, 7/10/2025	408,440
200M	4.7%, 7/10/2035	207,423
500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	560,568
500M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	543,999
400M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	432,053
300M	Compass Bank, 6.4%, 10/1/2017	314,354
	ERAC USA Finance, LLC:
500M	4.5%, 8/16/2021 (a)	554,402
500M	7%, 10/15/2037 (a)	683,324
600M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	716,166
	General Electric Capital Corp.:
700M	4.65%, 10/17/2021	802,192
450M	6.75%, 3/15/2032	632,568
300M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019 (a)	309,275
200M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	220,824
300M	Key Bank NA, 3.4%, 5/20/2026	305,256
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	442,592
300M	National City Corp., 6.875%, 5/15/2019	338,369
600M	Protective Life Corp., 7.375%, 10/15/2019	696,824
300M	Prudential Financial, Inc., 7.375%, 6/15/2019	348,282
400M	State Street Corp., 3.55%, 8/18/2025	435,498
		9,389,519
	Financials—25.2%
	Bank of America Corp.:
350M	5.65%, 5/1/2018	375,241
625M	5%, 5/13/2021	700,561
475M	5.875%, 2/7/2042	601,763
	Barclays Bank, PLC:
400M	5.125%, 1/8/2020	429,398
600M	3.75%, 5/15/2024	617,435
300M	Capital One Financial Corp., 3.75%, 4/24/2024	313,510
	Citigroup, Inc.:
1,250M	6.125%, 11/21/2017	1,326,719
200M	8.5%, 5/22/2019	235,872
200M	4.5%, 1/14/2022	221,341
500M	3.7%, 1/12/2026	527,401
	Deutsche Bank AG:
300M	3.375%, 5/12/2021	301,367
400M	3.7%, 5/30/2024	398,296

66

Principal
Amount	Security	Value
	Financials (continued)
$ 400M	General Motors Financial Co., 5.25%, 3/1/2026	$ 435,648
	Goldman Sachs Group, Inc.:
200M	5.375%, 3/15/2020	222,652
600M	5.75%, 1/24/2022	697,417
300M	3.625%, 1/22/2023	315,146
700M	6.125%, 2/15/2033	875,260
	JPMorgan Chase & Co.:
900M	6%, 1/15/2018	962,737
500M	4.5%, 1/24/2022	556,836
	Morgan Stanley:
500M	5.95%, 12/28/2017	531,910
600M	6.625%, 4/1/2018	650,534
850M	5.5%, 7/28/2021	971,680
600M	SunTrust Banks, Inc., 6%, 9/11/2017	632,386
	U.S. Bancorp:
500M	3.6%, 9/11/2024	539,157
300M	3.1%, 4/27/2026	312,437
400M	UBS AG, 4.875%, 8/4/2020	449,071
500M	Visa, Inc., 3.15%, 12/14/2025	535,198
	Wells Fargo & Co.:
300M	4.6%, 4/1/2021	335,455
900M	3.45%, 2/13/2023	932,079
250M	Wells Fargo Bank NA, 5.85%, 2/1/2037	314,752
		16,319,259
	Food/Beverage/Tobacco—4.2%
400M	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	429,348
550M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	643,955
700M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	769,542
440M	Ingredion, Inc., 4.625%, 11/1/2020	483,186
400M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	429,218
		2,755,249
	Food/Drug—.7%
400M	CVS Health Corp., 3.875%, 7/20/2025	440,817
	Forest Products/Container—.4%
250M	Rock-Tenn Co., 4.9%, 3/1/2022	277,861

67

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2016

Principal
Amount	Security	Value
	Health Care—2.6%
$ 300M	Biogen, Inc., 6.875%, 3/1/2018	$ 326,651
450M	Express Scripts Holding Co., 4.75%, 11/15/2021	505,350
400M	Gilead Sciences, Inc., 3.65%, 3/1/2026	435,794
400M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	421,730
		1,689,525
	Information Technology—1.9%
200M	Apple, Inc., 2.5%, 2/9/2025	203,378
400M	Diamond 1 Finance Corp., 3.48%, 6/1/2019 (a)	410,046
400M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018 (a)	409,847
200M	Pitney Bowes, Inc., 5.75%, 9/15/2017	209,856
		1,233,127
	Manufacturing—2.8%
750M	CRH America, Inc., 8.125%, 7/15/2018	842,470
400M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	444,391
500M	Tyco Electronics Group SA, 6.55%, 10/1/2017	531,695
		1,818,556
	Media-Broadcasting—2.0%
200M	ABC, Inc., 8.75%, 8/15/2021	263,494
400M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	467,398
500M	Comcast Corp., 4.25%, 1/15/2033	552,683
		1,283,575
	Media-Diversified—1.7%
620M	S&P Global, Inc., 5.9%, 11/15/2017	655,483
400M	Time Warner, Inc., 3.6%, 7/15/2025	424,056
		1,079,539
	Metals/Mining—3.9%
500M	Alcoa, Inc., 6.15%, 8/15/2020	543,125
400M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	400,466
500M	Newmont Mining Corp., 5.125%, 10/1/2019	543,397
500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	537,963
500M	Vale Overseas, Ltd., 5.625%, 9/15/2019	516,250
		2,541,201

68

Principal
Amount	Security	Value
	Real Estate Investment Trusts—6.4%
$ 300M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	$ 316,538
400M	Boston Properties, LP, 5.875%, 10/15/2019	450,039
	Digital Realty Trust, LP:
300M	5.25%, 3/15/2021	337,575
250M	3.95%, 7/1/2022	262,221
300M	ERP Operating, LP, 3.375%, 6/1/2025	317,022
200M	HCP, Inc., 4.25%, 11/15/2023	207,881
	Prologis, LP:
200M	3.35%, 2/1/2021	211,821
125M	3.75%, 11/1/2025	133,486
500M	Realty Income Corp., 3.25%, 10/15/2022	513,454
500M	Simon Property Group, LP, 3.375%, 10/1/2024	536,881
400M	Ventas Realty, LP, 4.75%, 6/1/2021	445,454
400M	Welltower, Inc., 4%, 6/1/2025	421,173
		4,153,545
	Retail-General Merchandise—1.1%
400M	Amazon.com, Inc., 4.8%, 12/5/2034	471,956
200M	Home Depot, Inc., 5.875%, 12/16/2036	273,701
		745,657
	Telecommunications—2.0%
400M	AT&T, Inc., 3.8%, 3/15/2022	425,474
750M	Verizon Communications, Inc., 5.15%, 9/15/2023	874,807
		1,300,281
	Transportation—2.6%
400M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	489,336
440M	GATX Corp., 4.75%, 6/15/2022	473,735
300M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	327,590
400M	Southwest Airlines Co., 2.65%, 11/5/2020	413,278
		1,703,939
	Utilities—7.6%
300M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	331,205
300M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	321,685
300M	Electricite de France SA, 3.625%, 10/13/2025 (a)	313,240
300M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	316,363
400M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	442,920

69

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2016

Principal
Amount	Security	Value
	Utilities (continued)
	Great River Energy Co.:
$ 44M	5.829%, 7/1/2017 (a)	$ 45,251
278M	4.478%, 7/1/2030 (a)	303,013
500M	Ohio Power Co., 5.375%, 10/1/2021	581,197
450M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	483,081
257M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	257,464
604M	Sempra Energy, 9.8%, 2/15/2019	727,429
500M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	623,030
200M	Southern Co., 2.35%, 7/1/2021	204,207
		4,950,085
Total Value of Corporate Bonds (cost $58,617,407)		61,587,688
	U.S. GOVERNMENT OBLIGATIONS—2.1%
	U.S. Treasury Bonds:
525M	2.5%, 2/15/2045	546,769
400M	3%, 11/15/2044	460,047
300M	3%, 5/15/2045	344,941
Total Value of U.S. Government Obligations (cost $1,267,867)		1,351,757
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.8%
500M	Federal Home Loan Bank, 0.26%, 7/29/2016 (cost $499,899)	499,938
Total Value of Investments (cost $60,385,173)	97.8%	63,439,383
Other Assets, Less Liabilities	2.2	1,411,411
Net Assets	100.0%	$64,850,794

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

70

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$61,587,688	$—	$61,587,688
U.S. Government Obligations	—	1,351,757	—	1,351,757
Short-Term U.S. Government
Agency Obligations	—	499,938	—	499,938
Total Investments in Securities*	$—	$63,439,383	$—	$63,439,383

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.
There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	71

Fund Expenses (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,018.93	$5.62
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.29	$5.62

*	Expenses are equal to the annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

72

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2016

Principal
Amount	Security	Value
	CORPORATE BONDS—62.3%
	Automotive—1.5%
$100M	Toyota Motor Credit Corp., 2.125%, 7/18/2019	$ 102,720
	Consumer Durables—1.5%
100M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018	102,233
	Energy—7.8%
100M	ConocoPhillips Co., 1.05%, 12/15/2017	99,418
100M	ExxonMobil Corp., 1.708%, 3/1/2019	101,664
100M	Statoil ASA, 5.25%, 4/15/2019	110,163
100M	Suncor Energy, Inc., 6.1%, 6/1/2018	108,184
100M	TransCanada Pipelines, Ltd., 1.625%, 11/9/2017	100,260
		519,689
	Financial Services—8.4%
100M	American Express Co., 7%, 3/19/2018	109,277
100M	BlackRock, Inc., 5%, 12/10/2019	112,048
100M	General Electric Capital Corp., 5.625%, 5/1/2018	108,439
100M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	110,412
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	116,094
		556,270
	Financials—16.0%
100M	Bank of America Corp., 5.65%, 5/1/2018	107,212
100M	Bank of New York Mellon Corp., 2.05%, 5/3/2021	101,641
100M	Barclays Bank, PLC, 6.75%, 5/22/2019	112,360
100M	Citigroup, Inc., 6.125%, 11/21/2017	106,137
100M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	107,794
100M	JPMorgan Chase & Co., 6%, 1/15/2018	106,971
100M	Morgan Stanley, 6.625%, 4/1/2018	108,422
100M	U.S. Bank NA, 2.125%, 10/28/2019	102,551
100M	Visa, Inc., 1.2%, 12/14/2017	100,643
100M	Wells Fargo & Co., 4.6%, 4/1/2021	111,818
		1,065,549
	Food/Beverage/Tobacco—1.5%
100M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019	101,762
	Health Care—1.6%
100M	Gilead Sciences, Inc., 2.55%, 9/1/2020	103,970

73

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2016

Principal
Amount	Security	Value
	Industrials—1.5%
$100M	PACCAR Financial Corp., 1.45%, 3/9/2018	$ 100,787
	Information Technology—3.1%
100M	Apple, Inc., 0.9341%, 5/6/2019	99,903
100M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	103,039
		202,942
	Manufacturing—1.6%
100M	Tyco Electronics Group SA, 6.55%, 10/1/2017	106,339
	Media-Broadcasting—1.7%
100M	Comcast Corp., 5.15%, 3/1/2020	113,062
	Real Estate Investment Trusts—5.0%
100M	Boston Properties, LP, 5.875%, 10/15/2019	112,510
100M	Realty Income Corp., 3.25%, 10/15/2022	102,691
100M	Welltower, Inc., 6.125%, 4/15/2020	114,013
		329,214
	Retail-General Merchandise—1.5%
100M	McDonald’s Corp., 2.1%, 12/7/2018	102,398
	Telecommunications—3.1%
100M	AT&T, Inc., 2.45%, 6/30/2020	102,191
100M	Verizon Communications, Inc., 3.65%, 9/14/2018	105,135
		207,326
	Utilities—6.5%
100M	Arizona Public Service Co., 8.75%, 3/1/2019	118,531
100M	Ohio Power Co., 6.05%, 5/1/2018	107,886
100M	Southern Power Co., 1.85%, 12/1/2017	100,824
100M	Wisconsin Public Service Corp., 1.65%, 12/4/2018	101,445
		428,686
Total Value of Corporate Bonds (cost $4,097,455)		4,142,947
	ASSET BACKED SECURITIES—17.2%
	Fixed Autos—9.8%
100M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020 (a)	102,599
	Ford Credit Auto Owner Trust:
90M	1.39%, 7/15/2020	90,578
16M	0.79%, 5/15/2018	15,628

74

Principal
Amount	Security	Value
	Fixed Autos (continued)
$ 20M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020	$ 20,045
30M	GM Financial Auto Leasing Trust., 1.76%, 3/20/2020	30,095
15M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020	15,040
	Honda Auto Receivables Owner Trust:
40M	1.31%, 10/15/2020	40,157
45M	1.46%, 10/15/2020	45,290
50M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021	50,132
20M	Mercedes-Benz Auto Receivables Trust, 1.34%, 12/16/2019	20,107
75M	Nissan Master Owner Trust, 1.44%, 2/15/2020	75,290
25M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020	25,240
120M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017	120,022
		650,223
	Fixed Credit Cards—6.5%
50M	American Express Credit Account Master Note Trust, 1.26%, 1/15/2020	50,212
100M	Barclays DryRock Issuance Trust, 2.2%, 12/15/2022	102,964
125M	Capital One Multi-Asset Execution Trust, 1.6%, 5/17/2021	126,595
40M	Chase Issuance Trust, 1.3%, 2/18/2020	40,216
	Discover Card Execution Note Trust:
30M	1.04%, 4/15/2019	30,025
80M	2.12%, 12/15/2021	82,076
		432,088
	Fixed Equipment—.9%
60M	John Deere Owner Trust, 1.36%, 4/15/2020	60,247
Total Value of Asset Backed Securities (cost $1,137,314)		1,142,558
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—13.2%
	Fannie Mae—10.4%
45M	2.5%, 8/1/2030 (b)	46,584
201M	3%, 8/1/2026 – 6/1/2030	211,238
405M	3.5%, 10/1/2025 – 12/1/2029	431,545
		689,367
	Freddie Mac—2.8%
112M	3%, 8/1/2027 – 8/1/2030	117,383
63M	3.5%, 8/1/2026	67,175
		184,558
Total Value of Residential Mortgage-Backed Securities (cost $864,160)		873,925

75

Portfolio of Investments (continued) (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2016

Principal
Amount	Security		Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.6%
	Fannie Mae:
$ 60M	0.875%, 12/20/2017		$ 60,221
50M	1.125%, 7/20/2018		50,455
10M	1.5%, 6/22/2020		10,198
	Freddie Mac:
95M	1.75%, 5/30/2019		97,654
65M	1.5%, 12/30/2019		65,055
20M	Federal Home Loan Bank, 0.875%, 5/24/2017		20,056
Total Value of U.S. Government Agency Obligations (cost $300,131)			303,639
	U.S. GOVERNMENT OBLIGATIONS—3.9%
	U.S. Treasury Notes:
140M	0.75%, 12/31/2017		140,380
35M	0.875%, 1/15/2018		35,162
60M	1.25%, 10/31/2018		60,844
25M	1.375%, 4/30/2020		25,475
Total Value of U.S. Government Obligations (cost $259,303)			261,861
Total Value of Investments (cost $6,658,363)		101.2%	6,724,930
Excess of Liabilities Over Other Assets		(1.2)	(80,539)
Net Assets		100.0%	$6,644,391

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

76

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,142,947	$—	$4,142,947
Asset Backed Securities	—	1,142,558	—	1,142,558
Residential Mortgage-Backed
Securities	—	873,925	—	873,925
U.S. Government Agency
Obligations	—	303,639	—	303,639
U.S. Government Obligations	—	261,861	—	261,861
Total Investments in Securities*	$—	$6,724,930	$—	$6,724,930

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	77

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$983.65	$4.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.42

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

78

Portfolio of Investments
OPPORTUNITY FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—92.6%
		Consumer Discretionary—22.8%
31,950		American Eagle Outfitters, Inc.	$ 508,963
8,350	*	Belmond, Ltd. – Class “A”	82,665
3,800		Big Lots, Inc.	190,418
8,700		BorgWarner, Inc.	256,824
10,050		Caleres, Inc.	243,310
10,950		Delphi Automotive, PLC	685,470
5,950		Foot Locker, Inc.	326,417
4,050		Group 1 Automotive, Inc.	199,908
4,100		Harman International Industries, Inc.	294,462
4,050	*	Helen of Troy, Ltd.	416,502
6,100		L Brands, Inc.	409,493
5,750		Lear Corporation	585,120
7,900		Magna International, Inc.	277,053
6,000	*	Michaels Companies, Inc.	170,640
31,600		Newell Brands, Inc.	1,534,812
3,050		Nordstrom, Inc.	116,053
4,200		Oxford Industries, Inc.	237,804
9,750		Penske Automotive Group, Inc.	306,735
1,200		Ralph Lauren Corporation	107,544
11,750		Ruth’s Hospitality Group, Inc.	187,413
11,000	*	Select Comfort Corporation	235,180
14,700	*	ServiceMaster Global Holdings, Inc.	585,060
18,850		Stein Mart, Inc.	145,522
2,200		Superior Industries International, Inc.	58,916
20,100	*	TRI Pointe Group, Inc.	237,582
10,250		Tupperware Brands Corporation	576,870
1,950		Whirlpool Corporation	324,948
22,700	*	William Lyon Homes – Class “A”	365,924
6,200		Wyndham Worldwide Corporation	441,626
			10,109,234
		Consumer Staples—4.7%
6,100		Coty, Inc. – Class “A”	158,539
16,700		Delhaize Group (ADR)	438,542
1,000		McCormick & Company, Inc.	106,670
4,725		Nu Skin Enterprises, Inc. – Class “A”	218,248
11,900		Pinnacle Foods, Inc.	550,851

79

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2016

Shares		Security	Value
		Consumer Staples (continued)
4,750		Tootsie Roll Industries, Inc.	$ 183,018
2,000		Tyson Foods, Inc. – Class “A”	133,580
11,900	*	U.S. Foods Holding Corporation	288,456
			2,077,904
		Energy—3.0%
1,450	*	Dril-Quip, Inc.	84,723
3,800		EOG Resources, Inc.	316,996
4,300		EQT Corporation	332,949
4,050		Hess Corporation	243,405
3,800		National Oilwell Varco, Inc.	127,870
8,600		PBF Energy, Inc. – Class “A”	204,508
			1,310,451
		Financials—16.9%
3,050		Ameriprise Financial, Inc.	274,042
10,500		Berkshire Hills Bancorp, Inc.	282,660
19,300		Brixmor Property Group, Inc. (REIT)	510,678
20,100		Citizens Financial Group, Inc.	401,598
10,950		Discover Financial Services	586,810
7,200		Douglas Emmett, Inc. (REIT)	255,744
2,150		Federal Realty Investment Trust (REIT)	355,932
24,200		FelCor Lodging Trust, Inc. (REIT)	150,766
19,150		Financial Select Sector SPDR Fund (ETF)	437,195
6,450		First Republic Bank	451,435
900		Great Western Bancorp, Inc.	28,386
4,750		iShares Core S&P Mid-Cap ETF (ETF)	709,602
6,650		iShares Russell 2000 ETF (ETF)	764,550
5,750		NASDAQ, Inc.	371,853
10,500		National General Holdings Corporation	224,910
4,750	*	Realogy Holdings Corporation	137,845
10,750		SPDR S&P Regional Banking (ETF)	412,263
10,050		Sterling Bancorp	157,785
29,600		Sunstone Hotel Investors, Inc. (REIT)	357,272
14,000		Tanger Factory Outlet Centers, Inc. (REIT)	562,520
4,300		Waddell & Reed Financial, Inc. – Class “A”	74,046
			7,507,892

80

Shares		Security	Value
		Health Care—17.1%
2,300	*	Allergan, PLC	$ 531,507
6,400	*	AMN Healthcare Services, Inc.	255,808
1,300	*	AmSurg Corporation	100,802
13,400	*	Centene Corporation	956,358
3,400	*	Charles River Laboratories International, Inc.	280,296
3,600		Dentsply Sirona, Inc.	223,344
6,650		Gilead Sciences, Inc.	554,743
11,850		Hill-Rom Holdings, Inc.	597,832
4,850	*	Lannett Company, Inc.	115,381
3,800		McKesson Corporation	709,270
4,800		Perrigo Company, PLC	435,216
16,800		Phibro Animal Health Corporation – Class “A”	313,488
11,050	*	Prestige Brands Holdings, Inc.	612,170
3,600		Quest Diagnostics, Inc.	293,076
5,950		Thermo Fisher Scientific, Inc.	879,172
2,400	*	VCA, Inc.	162,264
19,750	*	VWR Corporation	570,775
			7,591,502
		Industrials—10.2%
7,650		A.O. Smith Corporation	674,042
7,600		ESCO Technologies, Inc.	303,544
1,100		Ingersoll-Rand, PLC	70,048
10,700		ITT, Inc.	342,186
3,950		J.B. Hunt Transport Services, Inc.	319,673
11,900		Korn/Ferry International	246,330
5,450		ManpowerGroup, Inc.	350,653
4,050		Nielsen Holdings, PLC	210,479
3,050	*	Nortek, Inc.	180,896
3,950		Regal Beloit Corporation	217,448
2,700		Robert Half International, Inc.	103,032
1,900		Roper Technologies, Inc.	324,064
4,500		Snap-On, Inc.	710,190
8,650		TAL International Group, Inc.	115,997
10,350		Textron, Inc.	378,396
			4,546,978
		Information Technology—9.6%
21,800	*	ARRIS International, PLC	456,928
3,350		Broadcom, Ltd.	520,590
4,300	*	Fiserv, Inc.	467,539
12,000		Juniper Networks, Inc.	269,880

81

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2016

Shares or
Principal
Amount		Security		Value
		Information Technology (continued)
8,000		Lam Research Corporation		$ 672,480
3,700		Methode Electronics, Inc.		126,651
7,900		Silicon Motion Technology (ADR)		377,620
19,600		Symantec Corporation		402,584
1,750		TE Connectivity, Ltd.		99,943
13,100		Technology Select Sector SPDR Fund (ETF)		568,016
21,250		Travelport Worldwide, Ltd.		273,913
800		Western Digital Corporation		37,808
				4,273,952
		Materials—3.3%
8,300	*	Ferro Corporation		111,054
1,900		Praxair, Inc.		213,541
23,000		Steel Dynamics, Inc.		563,500
8,700	*	Summit Materials, Inc.		178,002
9,500	*	Trinseo SA		407,835
				1,473,932
		Utilities—5.0%
10,950		AGL Resources, Inc.		722,371
200		Black Hills Corporation		12,608
3,300		NiSource, Inc.		87,516
6,950		Portland General Electric Company		306,634
6,450		SCANA Corporation		488,007
9,500		WEC Energy Group, Inc.		620,350
				2,237,486
Total Value of Common Stocks (cost $39,216,999)				41,129,331
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—4.5%
		Federal Home Loan Bank:
$1,000M		0.27%, 7/20/2016		999,916
1,000M		0.315%, 8/10/2016		999,733
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,999,507)				1,999,649
Total Value of Investments (cost $41,216,506)			97.1%	43,128,980
Other Assets, Less Liabilities			2.9	1,287,021
Net Assets			100.0%	$44,416,001

*	Non-income producing

82

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,129,331	$—	$—	$41,129,331
Short-Term U.S. Government
Agency Obligations	—	1,999,649	—	1,999,649
Total Investments in Securities*	$41,129,331	$1,999,649	$—	$43,128,980

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	83

Fund Expenses (unaudited)
REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,116.63	$8.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.75	$8.17

*	Expenses are equal to the annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

84

Portfolio of Investments
REAL ESTATE FUND
June 30, 2016

Shares	Security	Value
	COMMON STOCKS—95.5%
	Apartments REITs—14.7%
1,027	Apartment Investment & Management Company – Class “A”	$ 45,352
2,167	AvalonBay Communities, Inc.	390,905
485	Camden Property Trust	42,884
4,426	Equity Residential	304,863
863	Essex Property Trust, Inc.	196,842
831	Post Properties, Inc.	50,733
698	UDR, Inc.	25,770
		1,057,349
	Diversified REITs—10.0%
5,655	Communications Sales & Leasing, Inc.	163,429
181	CorEnergy Infrastructure Trust, Inc.	5,222
6,467	Corrections Corporation of America	226,474
120	Digital Realty Trust, Inc.	13,079
2,478	Duke Realty Corporation	66,063
193	DuPont Fabros Technology, Inc.	9,175
280	Liberty Property Trust	11,122
2,183	Vornado Realty Trust	218,562
200	Whitestone REIT	3,016
		716,142
	Health Care REITs—13.3%
4,072	Care Capital Properties, Inc.	106,727
8,959	HCP, Inc.	316,969
150	Healthcare Realty Trust, Inc.	5,248
250	Healthcare Trust of America, Inc.	8,085
130	LTC Properties, Inc.	6,725
550	Omega Heathcare Investors, Inc.	18,672
1,847	Senior Housing Properties Trust	38,473
5,035	Ventas, Inc.	366,649
1,207	Welltower, Inc.	91,937
		959,485

85

Portfolio of Investments (continued)
REAL ESTATE FUND
June 30, 2016

Shares		Security	Value
		Hotels REITs—3.2%
1,481		Hospitality Properties Trust	$ 42,653
7,816		Host Hotels & Resorts, Inc.	126,697
2,274		LaSalle Hotel Properties	53,621
703		Sunstone Hotel Investors, Inc.	8,485
			231,456
		Manufactured Homes REITs—2.3%
1,696		Equity LifeStyle Properties, Inc.	135,765
417		Sun Communities, Inc.	31,959
			167,724
		Mortgage REITs—.3%
1,007		American Capital Agency Corporation	19,959
		Office Property REITs—9.0%
981		Alexandria Real Estate Equities, Inc.	101,553
1,689		Boston Properties, Inc.	222,779
400		Brandywine Realty Trust	6,720
1,510		City Office REIT, Inc.	19,600
1,460		Corporate Office Properties Trust	43,172
415		Douglas Emmett, Inc.	14,741
1,080		Empire State Realty Trust, Inc. – Class “A”	20,509
1,925	*	Equity Commonwealth	56,075
60		Franklin Street Properties Corporation	736
993		Mack-Cali Realty Corporation	26,811
2,560		New York REIT, Inc.	23,680
4,405		Paramount Group, Inc.	70,216
1,237		Piedmont Office Realty Trust, Inc. – Class “A”	26,645
171		SL Green Realty Corporation	18,206
			651,443
		Real Estate Owners/Development—1.2%
2,674		RMR Group, Inc. – Class “A”	82,814
		Regional Malls REITs—20.7%
16,321		CBL & Associates Properties, Inc.	151,949
7,293		General Growth Properties, Inc.	217,477
753		Macerich Company	64,299
413		Pennsylvania Real Estate Investment Trust	8,859
3,115		Simon Property Group, Inc.	675,644

86

Shares	Security	Value
	Regional Malls REITs (continued)
4,936	Tanger Factory Outlet Centers, Inc.	$ 198,328
1,603	Taubman Centers, Inc.	118,943
5,095	WP Glimcher, Inc.	57,013
		1,492,512
	Shopping Centers REITs—3.7%
140	Acadia Realty Trust	4,973
420	Cedar Realty Trust, Inc.	3,121
2,050	DDR Corporation	37,187
413	Federal Realty Investment Trust	68,372
1,353	Kimco Realty Corporation	42,457
540	Kite Realty Group Trust	15,136
230	Ramco-Gershenson Properties Trust	4,510
430	Regency Centers Corporation	36,004
2,470	Retail Properties of America, Inc. – Class “A”	41,743
390	Weingarten Realty Investors	15,920
		269,423
	Single Tenant REITs—2.2%
104	National Retail Properties, Inc.	5,379
4,886	Select Income REIT	126,987
850	Spirit Realty Capital, Inc.	10,855
150	STORE Capital Corporation	4,418
700	VEREIT, Inc.	7,098
		154,737
	Storage REITs—13.0%
577	CubeSmart	17,818
2,930	Extra Space Storage, Inc.	271,142
223	Iron Mountain, Inc.	8,882
1,757	Public Storage	449,072
1,816	Sovran Self Storage, Inc.	190,535
		937,449
	Student Housing REITs—.5%
720	American Campus Communities, Inc.	38,066

87

Portfolio of Investments (continued)
REAL ESTATE FUND
June 30, 2016

Shares	Security		Value
	Warehouse/Industrial REITs—1.4%
110	DCT Industrial Trust, Inc.		$ 5,284
153	EastGroup Properties, Inc.		10,545
265	First Industrial Realty Trust, Inc.		7,372
1,580	Prologis, Inc.		77,483
			100,684
Total Value of Common Stocks (cost $6,232,810)		95.5%	6,879,243
Other Assets, Less Liabilities		4.5	325,265
Net Assets		100.0%	$7,204,508

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,879,243	$—	$—	$6,879,243

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

88	See notes to financial statements

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$983.61	$4.14
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.68	$4.22

*	Expenses are equal to the annualized expense ratio of .84%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

89

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—14.0%
28,700		Coach, Inc.	$ 1,169,238
69,560		Gentex Corporation	1,074,702
15,625		Home Depot, Inc.	1,995,156
29,740		Starbucks Corporation	1,698,749
13,900		Wyndham Worldwide Corporation	990,097
			6,927,942
		Consumer Staples—11.6%
22,300		Campbell Soup Company	1,483,619
10,800		Clorox Company	1,494,612
30,000		Sysco Corporation	1,522,200
16,800		Wal-Mart Stores, Inc.	1,226,736
			5,727,167
		Energy—4.4%
5,060		Chevron Corporation	530,440
5,380		Exxon Mobil Corporation	504,321
8,220		Helmerich & Payne, Inc.	551,808
22,400		SM Energy Company	604,800
			2,191,369
		Financials—11.7%
27,700		Bank of New York Mellon Corporation	1,076,145
14,590		Discover Financial Services	781,878
9,400		FactSet Research Systems, Inc.	1,517,348
27,700		SunTrust Banks, Inc.	1,137,916
6,300		Travelers Companies, Inc.	749,952
21,300		Voya Financial, Inc.	527,388
			5,790,627
		Health Care—18.7%
7,300		C.R. Bard, Inc.	1,716,668
21,200	*	Centene Corporation	1,513,044
14,100		Gilead Sciences, Inc.	1,176,222
37,500	*	Hologic, Inc.	1,297,500
6,490		Johnson & Johnson	787,237
8,020		McKesson Corporation	1,496,933
19,400	*	Quintiles Transnational Holdings, Inc.	1,267,208
			9,254,812

90

Shares		Security		Value
		Industrials—12.5%
17,100		C. H. Robinson Worldwide, Inc.		$ 1,269,675
14,300		Cintas Corporation		1,403,259
8,900		General Dynamics Corporation		1,239,236
10,600		Parker Hannifin Corporation		1,145,330
41,400	*	USG Corporation		1,116,144
				6,173,644
		Information Technology—23.8%
14,900	*	Adobe Systems, Inc.		1,427,271
38,200	*	Aspen Technology, Inc.		1,537,168
64,600	*	Cadence Design Systems, Inc.		1,569,780
51,700		Cisco Systems, Inc.		1,483,273
17,300	*	Citrix Systems, Inc.		1,385,557
12,500	*	Facebook, Inc. – Class “A”		1,428,500
19,300	*	Red Hat, Inc.		1,401,180
39,600	*	Take-Two Interactive Software, Inc.		1,501,632
				11,734,361
		Telecommunication Services—1.4%
23,700		CenturyLink, Inc.		687,537
Total Value of Common Stocks (cost $43,363,477)			98.1%	48,487,459
Other Assets, Less Liabilities			1.9	938,741
Net Assets			100.0%	$49,426,200

*	Non-income producing

91

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$48,487,459	$—	$—	$48,487,459

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

92	See notes to financial statements

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,003.83	$4.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.78	$4.12

*	Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

93

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—17.5%
104,500	*	1-800-FLOWERS.COM, Inc. – Class “A”	$ 942,590
150,500		American Eagle Outfitters, Inc.	2,397,465
75,000	*	Belmond, Ltd. – Class “A”	742,500
51,000		Caleres, Inc.	1,234,710
96,000	*	Century Communities, Inc.	1,664,640
106,500		Entravision Communications Corporation – Class “A”	715,680
129,500	*	Fox Factory Holding Corporation	2,249,415
16,500		Group 1 Automotive, Inc.	814,440
16,500		Harman International Industries, Inc.	1,185,030
61,000	*	Live Nation Entertainment, Inc.	1,433,500
24,200	*	Michaels Companies, Inc.	688,248
34,200	*	Motorcar Parts of America, Inc.	929,556
25,000	*	Nautilus, Inc.	446,000
63,000		Newell Brands, Inc.	3,059,910
36,000		Oxford Industries, Inc.	2,038,320
46,500		Penske Automotive Group, Inc.	1,462,890
103,000		Regal Entertainment Group – Class “A”	2,270,120
96,000		Ruth’s Hospitality Group, Inc.	1,531,200
22,000	*	Select Comfort Corporation	470,360
74,000	*	ServiceMaster Holdings, Inc.	2,945,200
2,000		Superior Industries International, Inc.	53,560
129,000	*	TRI Pointe Group, Inc.	1,524,780
24,500		Tupperware Brands Corporation	1,378,860
22,500		Visteon Corporation	1,480,725
73,000	*	William Lyon Homes – Class “A”	1,176,760
			34,836,459
		Consumer Staples—2.7%
33,000		Coty, Inc. – Class “A”	857,670
46,500		Pinnacle Foods, Inc.	2,152,485
34,500		Tootsie Roll Industries, Inc.	1,329,285
44,500	*	U.S. Foods Holding Corporation	1,078,680
			5,418,120
		Energy—1.4%
25,500		Delek US Holdings, Inc.	336,855
14,500	*	Dril-Quip, Inc.	847,235
35,500		PBF Energy, Inc. – Class “A”	844,190
38,500		Western Refining, Inc.	794,255
			2,822,535

94

Shares		Security	Value
		Financials—26.6%
53,000		AllianceBernstein Holding, LP (MLP)	$ 1,234,900
41,500		American Equity Investment Life Holding Company	591,375
56,500		American Financial Group, Inc.	4,177,045
37,500		Aspen Insurance Holdings, Ltd.	1,739,250
63,000	*	Atlas Financial Holdings, Inc.	1,084,860
80,500		Berkshire Hills Bancorp, Inc.	2,167,060
85,000		Brixmor Property Group, Inc. (REIT)	2,249,100
45,500		Brown & Brown, Inc.	1,704,885
58,500		Citizens Financial Group, Inc.	1,168,830
68,500		Douglas Emmett, Inc. (REIT)	2,433,120
13,500		Endurance Specialty Holdings, Ltd.	906,660
37,500	*	FCB Financial Holdings, Inc. – Class “A”	1,275,000
19,500		Federal Realty Investment Trust (REIT)	3,228,225
155,500		FelCor Lodging Trust, Inc. (REIT)	968,765
162,500		Financial Select Sector SPDR Fund (ETF)	3,709,875
43,000		Great Western Bancorp, Inc.	1,356,220
63,000	*	Green Bancorp, Inc.	549,360
26,500		iShares Russell 2000 ETF (ETF)	3,046,705
74,000		OceanFirst Financial Corporation	1,344,580
38,500		Opus Bank	1,301,300
29,500		Prosperity Bancshares, Inc.	1,504,205
31,000		Simmons First National Corporation – Class “A”	1,431,735
96,500		SPDR S&P Regional Banking (ETF)	3,700,775
174,500		Sterling Bancorp	2,739,650
139,000		Sunstone Hotel Investors, Inc. (REIT)	1,677,730
71,500		Tanger Factory Outlet Centers, Inc. (REIT)	2,872,870
92,500		TCF Financial Corporation	1,170,125
54,500		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,350,510
19,500		Waddell & Reed Financial, Inc. – Class “A”	335,790
			53,020,505
		Health Care—12.8%
24,500	*	ANI Pharmaceuticals, Inc.	1,367,590
58,500	*	Centene Corporation	4,175,145
15,500	*	Charles River Laboratories International, Inc.	1,277,820
57,500	*	DepoMed, Inc.	1,128,150
51,000	*	Globus Medical, Inc . – Class “A”	1,215,330
54,500		Hill-Rom Holdings, Inc.	2,749,525
15,000	*	ICON, PLC	1,050,150
23,500	*	Integra LifeSciences Holdings Corporation	1,874,830
24,000	*	Lannett Company, Inc.	570,960
44,000		PerkinElmer, Inc.	2,306,480

95

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2016

Shares		Security	Value
		Health Care (continued)
67,500		Phibro Animal Health Corporation – Class “A”	$ 1,259,550
56,500	*	Surgical Care Affilates, Inc.	2,693,355
16,500	*	VCA, Inc.	1,115,565
94,500	*	VWR Corporation	2,731,050
			25,515,500
		Industrials—13.4%
44,000		A.O. Smith Corporation	3,876,840
51,000		ESCO Technologies, Inc.	2,036,940
26,500	*	Generac Holdings, Inc.	926,440
66,000		ITT, Inc.	2,110,680
98,500		Kforce, Inc.	1,663,665
116,000	*	NCI Building Systems, Inc.	1,854,840
7,500	*	Nortek, Inc.	444,825
44,000		Orbital ATK, Inc.	3,746,160
43,500	*	Patrick Industries, Inc.	2,622,615
30,000		Regal Beloit Corporation	1,651,500
22,500		Snap-On, Inc.	3,550,950
17,000		Standex International Corporation	1,404,710
55,500		TAL International Group, Inc.	744,255
			26,634,420
		Information Technology—11.4%
109,500	*	ARRIS International, PLC	2,295,120
43,000	*	Autobytel, Inc.	596,410
31,000		Avnet, Inc.	1,255,810
9,500		CDW Corporation	380,760
1,000	*	Coherent, Inc.	91,780
55,000	*	CommScope Holding Company, Inc.	1,706,650
101,000		CPI Card Group, Inc.	506,010
19,000		IAC/InterActiveCorp	1,069,700
18,000		Lam Research Corporation	1,513,080
59,500	*	Microsemi Corporation	1,944,460
36,500		MKS Instruments, Inc.	1,571,690
105,000	*	Orbotech, Ltd.	2,682,750
55,000	*	Perficient, Inc.	1,117,050
21,700	*	PTC, Inc.	815,486
55,000		Silicon Motion Technology Corporation (ADR)	2,629,000

96

Shares or
Principal
Amount		Security	Value
		Information Technology (continued)
42,500	*	Synchronoss Technologies, Inc.	$ 1,354,050
80,000		Travelport Worldwide, Ltd.	1,031,200
1,999		Western Digital Corporation	94,473
			22,655,479
		Materials—7.7%
42,000		AptarGroup, Inc.	3,323,460
141,500	*	Ferro Corporation	1,893,270
66,000		Olin Corporation	1,639,440
22,000		Sensient Technologies Corporation	1,562,880
95,000		Steel Dynamics, Inc.	2,327,500
40,000	*	Summit Materials, Inc. – Class “A”	818,400
64,500	*	Trinseo SA	2,768,985
25,500		WestRock Company	991,185
			15,325,120
		Utilities—5.4%
54,500		AGL Resources, Inc.	3,595,365
17,500		Pinnacle West Capital Corporation	1,418,550
41,000		Portland General Electric Company	1,808,920
26,500		SCANA Corporation	2,004,990
30,000		WEC Energy Group, Inc.	1,959,000
			10,786,825
Total Value of Common Stocks (cost $171,464,581)			197,014,963
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.5%
$1,000M		Federal Home Loan Bank, 0.26%, 7/20/2016 (cost $999,863)	999,916
Total Value of Investments (cost $172,464,444)		99.4%	198,014,879
Other Assets, Less Liabilities		.6	1,217,545
Net Assets		100.0%	$199,232,424

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

97

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2016

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$197,014,963	$—	$—	$197,014,963
Short-Term U.S. Government
Agency Obligations	—	999,916	—	999,916
Total Investments in Securities*	$197,014,963	$999,916	$—	$198,014,879

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

98	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/16)	(6/30/16)	(1/1/16–6/30/16)*
Expense Examples
Actual	$1,000.00	$1,023.79	$4.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.43	$4.47

*	Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

99

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2016

Shares		Security	Value
		COMMON STOCKS—59.4%
		Consumer Discretionary—10.5%
10,500		American Eagle Outfitters, Inc.	$ 167,265
1,200		Big Lots, Inc.	60,132
3,900		BorgWarner, Inc.	115,128
5,850		CBS Corporation – Class “B”	318,474
4,200		Delphi Automotive, PLC	262,920
2,100		Foot Locker, Inc.	115,206
9,300		Ford Motor Company	116,901
1,800		Harman International Industries, Inc.	129,276
2,500		Home Depot, Inc.	319,225
5,000		Johnson Controls, Inc.	221,300
3,200		L Brands, Inc.	214,816
2,750		Lear Corporation	279,840
3,150		Magna International, Inc.	110,471
12,758		Newell Brands, Inc.	619,656
1,100		Oxford Industries, Inc.	62,282
2,700		Penske Automotive Group, Inc.	84,942
3,600	*	Select Comfort Corporation	76,968
6,300		Stein Mart, Inc.	48,636
4,100		Tupperware Brands Corporation	230,748
2,200		Walt Disney Company	215,204
800		Whirlpool Corporation	133,312
2,350		Wyndham Worldwide Corporation	167,391
			4,070,093
		Consumer Staples—6.1%
6,650		Altria Group, Inc.	458,584
5,000		Coca-Cola Company	226,650
4,000		CVS Health Corporation	382,960
3,400		Delhaize Group (ADR)	89,284
3,800		Koninklijke Ahold NV (ADR)	84,056
2,000		Nu Skin Enterprises, Inc. – Class “A”	92,380
2,200		PepsiCo, Inc.	233,068
4,100		Philip Morris International, Inc.	417,052
1,450		Procter & Gamble Company	122,772
1,300		Tyson Foods, Inc. – Class “A”	86,827
2,150		Wal-Mart Stores, Inc.	156,993
			2,350,626

100

Shares	Security	Value
	Energy—3.5%
1,800	Anadarko Petroleum Corporation	$ 95,850
500	Chevron Corporation	52,415
3,100	ConocoPhillips	135,160
3,000	Devon Energy Corporation	108,750
2,750	ExxonMobil Corporation	257,785
1,200	Hess Corporation	72,120
3,400	Marathon Oil Corporation	51,034
4,350	Marathon Petroleum Corporation	165,126
1,300	Occidental Petroleum Corporation	98,228
1,400	PBF Energy, Inc. – Class “A”	33,292
1,450	Phillips 66	115,043
600	Schlumberger, Ltd.	47,448
4,600	Suncor Energy, Inc.	127,558
		1,359,809
	Financials—8.6%
3,300	American Express Company	200,508
1,000	American International Group, Inc.	52,890
2,100	Ameriprise Financial, Inc.	188,685
9,100	Brixmor Property Group, Inc. (REIT)	240,786
1,700	Chubb, Ltd.	222,207
6,200	Citizens Financial Group, Inc.	123,876
4,450	Discover Financial Services	238,476
7,100	Financial Select Sector SPDR Fund (ETF)	162,093
600	iShares Core S&P Mid-Cap ETF (ETF)	89,634
1,900	iShares Russell 2000 ETF (ETF)	218,443
5,500	JPMorgan Chase & Company	341,770
2,800	MetLife, Inc.	111,524
700	Morgan Stanley	18,186
1,950	PNC Financial Services Group, Inc.	158,711
3,200	SPDR S&P Regional Banking (ETF)	122,720
9,000	Sunstone Hotel Investors, Inc. (REIT)	108,630
5,600	Tanger Factory Outlet Centers, Inc. (REIT)	225,008
4,600	U.S. Bancorp	185,518
5,500	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	136,290
3,800	Wells Fargo & Company	179,854
		3,325,809

101

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2016

Shares		Security	Value
		Health Care—12.0%
5,350		Abbott Laboratories	$ 210,308
4,500		AbbVie, Inc.	278,595
500	*	Allergan, PLC	115,545
3,300	*	AMN Healthcare Services, Inc.	131,901
2,217		Baxter International, Inc.	100,253
2,350		Cardinal Health, Inc.	183,323
3,000	*	Centene Corporation	214,110
2,100	*	Express Scripts Holding Company	159,180
4,100		Gilead Sciences, Inc.	342,022
3,550		Hill-Rom Holdings, Inc.	179,097
3,750		Johnson & Johnson	454,875
118	*	Mallinckrodt, PLC	7,172
1,100		McKesson Corporation	205,315
2,650		Medtronic, PLC	229,941
4,300		Merck & Company, Inc.	247,723
2,600	*	Mylan NV	112,424
12,000		Pfizer, Inc.	422,520
4,100		Phibro Animal Health Corporation – Class “A”	76,506
740		Shire, PLC (ADR)	136,219
3,500		Thermo Fisher Scientific, Inc.	517,160
4,950	*	VWR Corporation	143,055
3,500		Zoetis, Inc.	166,110
			4,633,354
		Industrials—5.3%
1,850		3M Company	323,972
3,450		General Electric Company	108,606
2,900		Honeywell International, Inc.	337,328
400		Ingersoll-Rand, PLC	25,472
3,100		ITT, Inc.	99,138
2,300		Koninklijke Philips NV	57,362
2,300		Korn/Ferry International	47,610
250		Lockheed Martin Corporation	62,043
1,800		ManpowerGroup, Inc.	115,812
1,200		Nielsen Holdings, PLC	62,364
800		Robert Half International, Inc	30,528
1,700		Snap-On, Inc.	268,294
4,900		TAL International Group, Inc.	65,709
1,900		Textainer Group Holdings, Ltd.	21,166

102

Shares		Security	Value
		Industrials (continued)
3,900		Textron, Inc.	$ 142,584
1,400		Tyco International, PLC	59,640
2,000		United Technologies Corporation	205,100
			2,032,728
		Information Technology—9.6%
4,300		Apple, Inc.	411,080
7,500		Applied Materials, Inc.	179,775
7,700	*	ARRIS International, PLC	161,392
1,200		Broadcom, Ltd.	186,480
12,400		Cisco Systems, Inc.	355,756
3,450	*	eBay, Inc.	80,764
13,100		EMC Corporation	355,926
9,950		Hewlett Packard Enterprise Company	181,786
4,300		HP, Inc.	53,965
8,000		Intel Corporation	262,400
1,000		International Business Machines Corporation	151,780
3,300		Juniper Networks, Inc.	74,217
2,700		Methode Electronics, Inc.	92,421
8,600		Microsoft Corporation	440,062
900	*	NXP Semiconductors NV	70,506
4,800		Oracle Corporation	196,464
3,700		QUALCOMM, Inc.	198,209
8,000		Symantec Corporation	164,320
1,100		TE Connectivity, Ltd.	62,821
500		Travelport Worldwide, Ltd.	6,445
346		Western Digital Corporation	16,352
			3,702,921
		Materials—1.1%
500		Praxair, Inc.	56,195
1,800		RPM International, Inc.	89,910
7,600		Steel Dynamics, Inc.	186,200
1,700	*	Trinseo SA	72,981
			405,286
		Telecommunication Services—1.7%
7,250		AT&T, Inc.	313,272
5,900		Verizon Communications, Inc.	329,456
			642,728

103

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2016

Shares or
Principal
Amount	Security	Value
	Utilities—1.0%
2,000	AGL Resources, Inc.	$ 131,940
6,200	Exelon Corporation	225,432
1,100	NiSource, Inc.	29,172
		386,544
Total Value of Common Stocks (cost $21,583,328)		22,909,898
	CORPORATE BONDS—21.1%
	Agriculture—.3%
$ 100M	Cargill, Inc., 6%, 11/27/2017 (a)	106,694
	Automotive—.5%
100M	Johnson Controls, Inc., 5%, 3/30/2020	109,513
100M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	105,059
		214,572
	Chemicals—.8%
100M	Agrium, Inc., 3.375%, 3/15/2025	101,907
100M	CF Industries, Inc., 3.45%, 6/1/2023	100,063
100M	Dow Chemical Co., 4.25%, 11/15/2020	109,512
		311,482
	Consumer Durables—.3%
100M	Newell Brands, Inc., 4.2%, 4/1/2026	108,533
	Energy—1.9%
100M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	110,931
100M	Continental Resources, Inc., 5%, 9/15/2022	98,250
100M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	98,000
100M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	102,669
100M	Plains All American Pipeline, LP, 5.875%, 8/15/2016	100,482
100M	Suncor Energy, Inc., 6.1%, 6/1/2018	108,185
100M	Valero Energy Corp., 9.375%, 3/15/2019	119,575
		738,092
	Financial Services—3.1%
100M	American Express Co., 7%, 3/19/2018	109,277
100M	American International Group, Inc., 3.75%, 7/10/2025	102,110
100M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	112,114
100M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	108,800
100M	BlackRock, Inc., 5%, 12/10/2019	112,048

104

Principal
Amount	Security	Value
	Financial Services (continued)
	ERAC USA Finance, LLC:
$ 100M	4.5%, 8/16/2021 (a)	$ 110,881
100M	3.3%, 10/15/2022 (a)	103,921
100M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	119,361
100M	General Electric Capital Corp., 5.625%, 9/15/2017	105,703
100M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	110,648
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	116,094
		1,210,957
	Financials—4.2%
	Bank of America Corp.:
100M	5.65%, 5/1/2018	107,212
100M	5%, 5/13/2021	112,090
100M	Barclays Bank, PLC, 5.125%, 1/8/2020	107,349
100M	Capital One Financial Corp., 3.75%, 4/24/2024	104,503
	Citigroup, Inc.:
100M	6.125%, 11/21/2017	106,137
100M	4.5%, 1/14/2022	110,671
100M	Deutsche Bank AG, 3.7%, 5/30/2024	99,574
100M	Fifth Third Bancorp, 3.5%, 3/15/2022	106,152
100M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	105,049
	JPMorgan Chase & Co.:
100M	6%, 1/15/2018	106,971
100M	4.5%, 1/24/2022	111,367
	Morgan Stanley:
100M	6.625%, 4/1/2018	108,422
100M	5.5%, 7/28/2021	114,315
100M	SunTrust Banks, Inc., 6%, 9/11/2017	105,398
100M	U.S. Bancorp, 3.6%, 9/11/2024	107,831
		1,613,041
	Food/Beverage/Tobacco—.5%
200M	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	214,674
	Food/Drug—.3%
100M	CVS Health Corp., 3.875%, 7/20/2025	110,204
	Forest Products/Container—.3%
100M	Rock-Tenn Co., 4.9%, 3/1/2022	111,144

105

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2016

Principal
Amount	Security	Value
	Health Care—1.1%
$ 100M	Biogen, Inc., 6.875%, 3/1/2018	$ 108,883
100M	Express Scripts Holding Co., 4.75%, 11/15/2021	112,300
100M	Gilead Sciences, Inc., 3.65%, 3/1/2026	108,949
100M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	105,433
		435,565
	Higher Education—.3%
100M	Yale University, 2.086%, 4/15/2019	103,314
	Information Technology—.5%
100M	Apple, Inc., 2.5%, 2/9/2025	101,689
100M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018 (a)	102,462
		204,151
	Manufacturing—.3%
100M	Tyco Electronics Group SA, 6.55%, 10/1/2017	106,339
	Media-Broadcasting—.3%
100M	Comcast Corp., 5.15%, 3/1/2020	113,062
	Media-Diversified—.3%
100M	Time Warner, Inc., 3.6%, 7/15/2025	106,014
	Metals/Mining—.3%
100M	Newmont Mining Corp., 5.125%, 10/1/2019	108,679
	Real Estate Investment Trusts—1.9%
200M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	211,026
100M	Digital Realty Trust, LP, 5.25%, 3/15/2021	112,525
100M	HCP, Inc., 4.25%, 11/15/2023	103,940
100M	Prologis, LP, 3.35%, 2/1/2021	105,910
100M	Simon Property Group, LP, 3.375%, 10/1/2024	107,376
100M	Ventas Realty, LP, 4.75%, 6/1/2021	111,364
		752,141
	Retail-General Merchandise—.7%
100M	Amazon.com, Inc., 4.8%, 12/5/2034	117,989
100M	Home Depot, Inc., 5.875%, 12/16/2036	136,851
		254,840

106

Principal
Amount	Security	Value
	Telecommunications—.6%
$ 100M	AT&T, Inc., 3.8%, 3/15/2022	$ 106,368
100M	Verizon Communications, Inc., 5.15%, 9/15/2023	116,641
		223,009
	Transportation—1.1%
100M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	122,334
100M	GATX Corp., 5.2%, 3/15/2044	103,985
100M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	109,197
100M	Southwest Airlines Co., 2.65%, 11/5/2020	103,320
		438,836
	Utilities—1.5%
100M	Electricite de France SA, 3.625%, 10/13/2025 (a)	104,413
100M	Ohio Power Co., 5.375%, 10/1/2021	116,239
100M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	107,351
100M	Sempra Energy, 9.8%, 2/15/2019	120,435
100M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	124,606
		573,044
Total Value of Corporate Bonds (cost $7,919,669)		8,158,387
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—6.8%
	Fannie Mae—5.8%
200M	2.5%, 7/19/2031 (b)	206,933
267M	3%, 6/1/2030 – 1/1/2045	281,101
1,110M	3.5%, 11/1/2028 – 7/14/2046 (b)	1,176,379
293M	4%, 7/1/2041 – 7/14/2046 (b)	314,906
127M	4.5%, 8/1/2041	139,870
123M	5%, 3/1/2042	136,809
		2,255,998
	Freddie Mac—1.0%
85M	3.5%, 7/1/2044	91,070
99M	4%, 7/1/2044 – 4/1/2045	106,432
172M	4.5%, 12/1/2043	190,103
		387,605
Total Value of Residential Mortgage-Backed Securities (cost $2,615,995)		2,643,603

107

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2016

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—5.0%
$ 100M	U.S. Treasury Bonds, 3.125%, 8/15/2044	$ 117,744
	U.S. Treasury Notes:
100M	0.3342%, 4/30/2017 †	100,027
100M	0.3442%, 1/31/2017 †	100,031
300M	0.4282%, 10/31/2017 †	300,260
500M	0.5322%, 1/31/2018 †	501,065
550M	0.625%, 1/15/2024 (TIPS)	591,079
200M	2%, 2/15/2023	209,527
Total Value of U.S. Government Obligations (cost $1,887,268)		1,919,733
	ASSET BACKED SECURITIES—1.6%
	Fixed Autos
200M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020 (a)	205,199
100M	Ford Credit Auto Lease Trust, 1.85%, 7/15/2019	100,591
100M	GM Financial Auto Leasing Trust., 1.76%, 3/20/2020	100,317
100M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020	100,267
100M	Nissan Auto Lease Trust, 1.65%, 10/15/2021	100,340
Total Value of Asset Backed Securities (cost $602,678)		606,714
	U.S. GOVERNMENT AGENCY OBLIGATIONS—.2%
85M	Fannie Mae, 2.125%, 4/24/2026 (cost $84,291)	87,415
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—7.3%
	Federal Home Loan Bank:
1,500M	0.24%, 7/14/2016	1,499,913
1,300M	0.33%, 8/22/2016	1,299,549
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,799,250)		2,799,462
Total Value of Investments (cost $37,492,479)	101.4%	39,125,212
Excess of Liabilities Over Other Assets	(1.4)	(525,318)
Net Assets	100.0%	$38,599,894

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2016.

108

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Securities

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,909,898	$—	$—	$22,909,898
Corporate Bonds	—	8,158,387	—	8,158,387
Residential Mortgage-Backed
Securities	—	2,643,603	—	2,643,603
U.S. Government Obligations	—	1,919,733	—	1,919,733
Asset Backed Securities	—	606,714	—	606,714
U.S. Government Agency
Obligations	—	87,415	—	87,415
Short-Term U.S. Government
Agency Obligations	—	2,799,462	—	2,799,462
Total Investments in Securities*	$22,909,898	$16,215,314	$—	$39,125,212

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	109

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

	BALANCED	CASH	COVERED CALL	EQUITY	FUND FOR		GROWTH &
	INCOME	MANAGEMENT	STRATEGY	INCOME	INCOME	GOVERNMENT	INCOME
Assets
Investments in securities:
At identified cost	$6,772,181	$9,852,050	$5,465,129	$82,913,095	$93,962,818	$29,752,456	$297,323,187

At value (Note 1A)	$6,991,630	$9,852,050	$5,482,965	$109,444,983	$94,876,671	$30,354,551	$450,279,597
Cash	276,064	342,802	229,785	1,223,302	2,802,970	1,615,106	1,421,894
Receivables:
Investment securities sold	7,894	—	—	—	422,900	326,976	681,117
Options contracts sold	—	—	1,021	—	—	—	—
Interest and dividends	33,441	571	4,864	182,787	1,336,945	103,651	622,253
Trust shares sold	8,716	36,146	17,664	46,913	5,762	10,518	23,020
Other assets	—	581	—	6,967	6,717	2,062	31,408
Total Assets	7,317,745	10,232,150	5,736,299	110,904,952	99,451,965	32,412,864	453,059,289

Liabilities
Options written:
Premium received	$—	$—	$168,761	$—	$—	$—	$—

At value (Note 1A)	$—	$—	$182,764	$—	$—	$—	$—

Payables:
Investment securities purchased	495,531	—	123,294	—	1,134,242	1,935,375	1,544,186
Trust shares redeemed	525	23,505	66	68,137	76,955	26,053	203,402
Accrued advisory fees	3,261	—	3,250	67,428	60,298	14,896	272,092
Accrued expenses	20,966	10,450	10,610	14,805	18,621	11,574	32,863
Total Liabilities	520,283	33,955	319,984	150,370	1,290,116	1,987,898	2,052,543
Net Assets	$6,797,462	$10,198,195	$5,416,315	$110,754,582	$98,161,849	$30,424,966	$451,006,746

Net Assets Consist of:
Capital paid in	$6,522,427	$10,198,195	$5,376,838	$82,091,994	$121,718,305	$30,461,878	$284,568,367
Undistributed net investment income	44,004	—	6,692	1,170,878	1,610,674	222,472	4,127,208
Accumulated net realized gain (loss) on investments
and option contracts	11,582	—	28,952	959,822	(26,080,983)	(861,479)	9,354,761
Net unrealized appreciation (depreciation) in value of:
Investments	219,449	—	17,836	26,531,888	913,853	602,095	152,956,410
Option contracts	—	—	(14,003)	—	—	—	—

Total	$6,797,462	$10,198,195	$5,416,315	$110,754,582	$98,161,849	$30,424,966	$451,006,746

Shares of beneficial interest outstanding (Note 2)	656,493	10,198,195	537,358	5,581,025	16,221,460	3,091,557	11,091,968

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$10.35	$1.00	$10.08	$19.84	$6.05	$9.84	$40.66

110	See notes to financial statements	111

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

			LIMITED
			DURATION
		INVESTMENT	HIGH QUALITY		REAL	SELECT	SPECIAL
	INTERNATIONAL	GRADE	BOND	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS
Assets
Investments in securities:
At identified cost	$93,295,998	$60,385,173	$6,658,363	$41,216,506	$6,232,810	$43,363,477	$172,464,444

At value (Note 1A)	$130,605,151	$63,439,383	$6,724,930	$43,128,980	$6,879,243	$48,487,459	$198,014,879
Cash	1,404,041	800,084	197,905	1,362,292	296,045	911,776	700,514
Receivables:
Investment securities sold	302,339	—	208,513	91,075	—	—	696,140
Interest and dividends	609,480	781,367	36,257	34,974	27,308	31,112	172,559
Trust shares sold	35,410	7,770	1,884	61,845	18,789	37,908	29,267
Other assets	8,791	4,332	326	2,650	326	3,079	14,254

Total Assets	132,965,212	65,032,936	7,169,815	44,681,816	7,221,711	49,471,334	199,627,613

Liabilities
Payables:
Investment securities purchased	213,403	80,646	479,949	219,281	—	—	202,419
Trust shares redeemed	31,914	57,901	31,784	5,094	1,042	4,847	51,407
Accrued advisory fees	81,659	31,637	3,266	27,128	4,169	30,077	122,561
Accrued expenses	35,407	11,958	10,425	14,312	11,992	10,210	18,802

Total Liabilities	362,383	182,142	525,424	265,815	17,203	45,134	395,189

Net Assets	$132,602,829	$64,850,794	$6,644,391	$44,416,001	$7,204,508	$49,426,200	$199,232,424

Net Assets Consist of:
Capital paid in	$105,454,601	$64,043,421	$6,617,219	$42,942,137	$6,403,393	$39,865,847	$171,866,928
Undistributed net investment income (deficit)	1,251,271	(420,726)	(71,705)	203,717	111,569	181,581	1,602,910
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(11,402,992)	(1,826,111)	32,310	(642,327)	43,113	4,254,790	212,151
Net unrealized appreciation in value of investments
and foreign currency transactions	37,299,949	3,054,210	66,567	1,912,474	646,433	5,123,982	25,550,435
Total	$132,602,829	$64,850,794	$6,644,391	$44,416,001	$7,204,508	$49,426,200	$199,232,424

Shares of beneficial interest outstanding (Note 2)	6,202,569	5,954,292	679,675	3,080,547	643,598	3,909,726	6,652,961

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$21.38	$10.89	$9.78	$14.42	$11.19	$12.64	$29.95

112	See notes to financial statements	113

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

	TOTAL
	RETURN
Assets
Investments in securities:
At identified cost	$37,492,479

At value (Note 1A)	$39,125,212
Cash	554,456
Receivables:
Investment securities sold	68,875
Interest and dividends	140,064
Trust shares sold	14,043
Other assets	2,394

Total Assets	39,905,044

Liabilities
Payables:
Investment securities purchased	1,267,400
Trust shares redeemed	1,077
Accrued advisory fees	23,616
Accrued expenses	13,057

Total Liabilities	1,305,150

Net Assets	$38,599,894	This page left intentionally blank.
Net Assets Consist of:
Capital paid in	$ 37,052,498
Undistributed net investment income	80,544
Accumulated net realized loss on investments	(165,881)
Net unrealized appreciation in value of investments	1,632,733
Total	$38,599,894

Shares of beneficial interest outstanding (Note 2)	3,195,924

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$12.08

114	See notes to financial statements	115

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2016

	BALANCED	CASH	COVERED CALL	EQUITY		FUND FOR		GROWTH &
	INCOME	MANAGEMENT	STRATEGY*	INCOME		INCOME	GOVERNMENT	INCOME
Investment Income
Income:
Interest	$35,521	$19,608	$—	$5,914		$2,832,916	$334,942	$7,221
Dividends	46,024 (a)	—	23,552	1,598,540	(b)	—	—	5,861,350 (c)

Total income	81,545	19,608	23,552	1,604,454		2,832,916	334,942	5,868,571

Expenses (Notes 1 and 4):
Advisory fees	22,149	41,056	6,235	395,960		358,093	112,253	1,612,426
Professional fees	11,262	9,554	7,861	14,460		14,416	8,048	47,410
Custodian fees and expenses	3,238	1,891	1,000	4,816		5,897	3,252	9,623
Reports and notices to shareholders	1,500	1,851	295	10,540		9,599	3,599	38,027
Registration fees	124	1,261	354	124		1,259	1,259	1,260
Trustees’ fees	159	325	15	3,021		2,729	858	12,571
Other expenses	2,715	4,501	1,100	6,405		31,824	6,003	22,565

Total expenses	41,147	60,439	16,860	435,326		423,817	135,272	1,743,882
Less: Expenses waived and/or assumed (Note 4)	(4,430)	(40,698)	—	—		—	(22,451)	—
Expenses paid indirectly (Note 1G	(325)	(133)	—	(1,750)		(2,112)	(351)	(2,519)

Net expenses	36,392	19,608	16,860	433,576		421,705	112,470	1,741,363

Net investment income	45,153	—	6,692	1,170,878		2,411,211	222,472	4,127,208

Realized and Unrealized Gain (Loss)
on Investments (Note 3):
Net realized gain (loss) from:
Investments	12,904	—	3,701	1,016,092		(1,986,095)	162,584	10,818,420
Written options	—	—	25,251	—		—	—	—

	12,904	—	28,952	1,016,092		(1,986,095)	162,584	10,818,420

Net unrealized appreciation (depreciation) on:
Investments	272,392	—	17,836	3,333,002		5,006,859	602,572	(10,212,716)
Written options	—	—	(14,003)	—		—	—	—

	272,392	—	3,833	3,333,002		5,006,859	602,572	(10,212,716)

Net gain on investments and options
contracts purchased	285,296	—	32,785	4,349,094		3,020,764	765,156	605,704
Net Increase in Net Assets Resulting
from Operations	$330,449	$—	$39,477	$5,519,972		$5,431,975	$987,628	$4,732,912

* From May 2, 2016 (commencement of operations) to June 30, 2016
(a) Net of $129 foreign taxes withheld
(b) Net of $4,402 foreign taxes withheld
(c) Net of $16,530 foreign taxes withheld

116	See notes to financial statements	117

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2016

			LIMITED
			DURATION
		INVESTMENT	HIGH QUALITY		REAL	SELECT	SPECIAL
	INTERNATIONAL	GRADE	BOND	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS
Investment Income
Income:
Interest	$2,654	$1,197,109	$6,741	$3,709	$—	$128	$9,563
Dividends	1,820,796 (d)	—	—	378,059 (e)	160,963	377,744	2,374,010

Total income	1,823,450	1,197,109	6,741	381,768	160,963	377,872	2,383,573

Expenses (Notes 1 and 4):
Advisory fees	487,546	235,019	23,521	153,183	22,669	176,017	718,712
Professional fees	19,978	10,425	7,812	8,546	20,200	9,166	23,386
Custodian fees and expenses	32,822	2,652	2,248	8,959	2,790	2,600	6,412
Reports and notices to shareholders	11,158	6,887	1,552	4,696	1,500	4,948	16,706
Registration fees	1,245	1,259	99	124	126	124	1,259
Trustees’ fees	3,739	1,791	174	1,150	166	1,344	5,526
Other expenses	16,422	6,238	4,473	2,188	2,006	2,607	10,913

Total expenses	572,910	264,271	39,879	178,846	49,457	196,806	782,914
Less: Expenses waived (Note 4)	—	(47,004)	(4,704)	—	—	—	—
Expenses paid indirectly (Note 1G)	(731)	(774)	(387)	(795)	(64)	(515)	(2,251)

Net expenses	572,179	216,493	34,788	178,051	49,393	196,291	780,663

Net investment income	1,251,271	980,616	(28,047)	203,717	111,570	181,581	1,602,910

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
Investments	410,652	3,910	49,210	118,077	46,478	4,254,790	371,090
Foreign currency transactions (Note 1C)	(27,415)	—	—	—	—	—	—

Net realized gain on investments and
foreign currency transactions	383,237	3,910	49,210	118,077	46,478	4,254,790	371,090
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	20,051	2,847,270	93,947	(860,558)	575,916	(5,140,052)	(1,358,548)
Net gain (loss) on investments and foreign
currency transactions	403,288	2,851,180	143,157	(742,481)	622,394	(885,262)	(987,458)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$1,654,559	$3,831,796	$115,110	$(538,764)	$733,964	$(703,681)	$615,452

(d) Net of $175,260 foreign taxes withheld
(e) Net of $538 foreign taxes withheld

118	See notes to financial statements	119

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2016

	TOTAL
	RETURN

Investment Income
Income:
Interest	$160,273
Dividends	283,765	(f)

Total income	444,038

Expenses (Notes 1 and 4):
Advisory fees	138,055
Professional fees	8,296
Custodian fees and expenses	7,174
Reports and notices to shareholders	3,325
Registration fees	124
Trustees’ fees	1,044
Other expenses	4,963

Total expenses	162,981
Less: Expenses waived (Note 4)	—
Expenses paid indirectly (Note 1G)	(866)

Net expenses	162,115

Net investment income	281,923

Realized and Unrealized Gain (Loss) on Investments			This page left intentionally blank.
(Note 3):
Net realized gain on investments	118,284

Net unrealized appreciation on investments	521,287

Net gain on investments	639,571

Net Increase in Net Assets Resulting
from Operations	$921,494

(f) Net of $486 foreign taxes withheld

120	See notes to financial statements	121

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

					COVERED
					CALL
	BALANCED INCOME		CASH MANAGEMENT		STRATEGY	EQUITY INCOME
	1/1/16 to	11/2/15 to	1/1/16 to	1/1/15 to	5/2/16 to	1/1/16 to	1/1/15 to
	6/30/16	12/31/15 *	6/30/16	12/31/15	6/30/16 **	6/30/16	12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$45,153	$(4,469)	$—	$—	$6,692	$1,170,878	$2,153,067
Net realized gain (loss) on investments and option
contracts purchased	12,904	(1,322)	—	—	28,952	1,016,092	3,748,544
Net unrealized appreciation (depreciation) of investments
and option contracts purchased	272,392	(52,943)	—	—	3,833	3,333,002	(7,005,482)

Net increase (decrease) in net assets resulting
from operations	330,449	(58,734)	—	—	39,477	5,519,972	(1,103,871)

Distributions to Shareholders
Net investment income	—	—	—	—	—	(2,153,046)	(1,821,769)
Net realized gains	—	—	—	—	—	(3,734,490)	(3,844,993)

Total distributions	—	—	—	—	—	(5,887,536)	(5,666,762)

Trust Share Transactions
Proceeds from shares sold	1,514,724	5,105,056	10,019,679	36,597,803	5,377,097	1,949,217	5,315,023
Reinvestment of distributions	—	—	—	—	—	5,887,536	5,666,762
Cost of shares redeemed	(93,770)	(263)	(13,779,868)	(32,616,953)	(259)	(3,731,089)	(6,736,210)

Net increase (decrease) from trust share transactions	1,420,954	5,104,793	(3,760,189)	3,980,850	5,376,838	4,105,664	4,245,575

Net increase (decrease) in net assets	1,751,403	5,046,059	(3,760,189)	3,980,850	5,416,315	3,738,100	(2,525,058)

Net Assets
Beginning of period	5,046,059	—	13,958,384	9,977,534	—	107,016,482	109,541,540

End of period †	$6,797,462	$5,046,059	$10,198,195	$13,958,384	$5,416,315	$110,754,582	$107,016,482

†Includes undistributed net investment income (deficit) of	$44,004	$(1,149)	$—	$—	$6,692	$1,170,878	$2,153,046

Trust Shares Issued and Redeemed
Sold	152,837	513,159	10,019,679	36,597,803	537,383	101,475	260,788
Issued for distributions reinvested	—	—	—	—	—	326,179	273,229
Redeemed	(9,476)	(27)	(13,779,868)	(32,616,953)	(25)	(194,072)	(331,942)

Net increase (decrease) in trust shares outstanding	143,361	513,132	(3,760,189)	3,980,850	537,358	233,582	202,075

* From November 2, 2015 (commencement of operations) to December 31, 2015.
** From May 2, 2016 (commencement of operations) to June 30, 2016

122	See notes to financial statements	123

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	FUND FOR INCOME		GOVERNMENT		GROWTH & INCOME		INTERNATIONAL
	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to
	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,411,211	$4,823,330	$222,472	$489,089	$4,127,208	$6,459,888	$1,251,271	$1,641,768
Net realized gain (loss) on investments and
foreign currency transactions	(1,986,095)	(4,413,836)	162,584	(326,405)	10,818,420	22,045,976	383,237	(39,844)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	5,006,859	(2,252,019)	602,572	(133,306)	(10,212,716)	(43,062,986)	20,051	2,994,815
Net increase (decrease) in net assets resulting
from operations	5,431,975	(1,842,525)	987,628	29,378	4,732,912	(14,557,122)	1,654,559	4,596,739

Distributions to Shareholders
Net investment income	(5,391,490)	(5,371,141)	(637,207)	(691,893)	(6,459,887)	(5,622,525)	(1,623,198)	(1,462,160)
Net realized gains	—	—	—	—	(21,983,908)	(25,760,338)	—	—

Total distributions	(5,391,490)	(5,371,141)	(637,207)	(691,893)	(28,443,795)	(31,382,863)	(1,623,198)	(1,462,160)

Trust Share Transactions
Proceeds from shares sold	1,255,165	5,334,276	1,083,037	1,608,669	2,937,022	7,516,405	1,190,562	4,030,067
Reinvestment of distributions	5,391,490	5,371,141	637,207	691,893	28,443,795	31,382,863	1,623,198	1,462,160
Cost of shares redeemed	(3,558,774)	(7,107,965)	(1,422,420)	(2,572,137)	(13,749,796)	(28,469,280)	(3,933,500)	(6,209,304)

Net increase (decrease) from trust share transactions	3,087,881	3,597,452	297,824	(271,575)	17,631,021	10,429,988	(1,119,740)	(717,077)

Net increase (decrease) in net assets	3,128,366	(3,616,214)	648,245	(934,090)	(6,079,862)	(35,509,997)	(1,088,379)	2,417,502

Net Assets
Beginning of period	95,033,483	98,649,697	29,776,721	30,710,811	457,086,608	492,596,605	133,691,208	131,273,706

End of period †	$98,161,849	$95,033,483	$30,424,966	$29,776,721	$451,006,746	$457,086,608	$132,602,829	$133,691,208

†Includes undistributed net investment income of	$1,610,674	$4,590,953	$222,472	$637,207	$4,127,208	$6,459,887	$1,251,271	$1,623,198

Trust Shares Issued and Redeemed
Sold	210,236	845,118	111,067	164,579	73,839	167,819	56,875	188,538
Issued for distributions reinvested	940,923	844,519	65,759	70,673	759,717	678,695	80,436	67,381
Redeemed	(598,060)	(1,125,292)	(145,731)	(262,643)	(343,343)	(629,540)	(187,624)	(291,068)

Net increase (decrease) in trust shares outstanding	553,099	564,345	31,095	(27,391)	490,213	216,974	(50,313)	(35,149)

124	See notes to financial statements	125

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

			LIMITED DURATION
		INVESTMENT GRADE	HIGH QUALITY BOND		OPPORTUNITY		REAL ESTATE
	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to	1/1/16 to	5/1/15 to
	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15 *
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$980,616	$1,967,576	$(28,047)	$3,975	$203,717	$185,113	$111,570	$37,714
Net realized gain (loss) on investments	3,910	386,873	49,210	(4,776)	118,077	(424,803)	46,478	30,577
Net unrealized appreciation (depreciation) of investments	2,847,270	(2,593,994)	93,947	(20,972)	(860,558)	(491,446)	575,916	70,517
Net increase (decrease) in net assets resulting
from operations	3,831,796	(239,545)	115,110	(21,773)	(538,764)	(731,136)	733,964	138,808

Distributions to Shareholders
Net investment income	(2,594,609)	(2,627,252)	(58,111)	—	(185,108)	(60,301)	(37,715)	—
Net realized gains	—	—	—	—	—	—	(33,942)	—

Total distributions	(2,594,609)	(2,627,252)	(58,111)	—	(185,108)	(60,301)	(71,657)	—

Trust Share Transactions
Proceeds from shares sold	1,815,420	4,429,133	1,041,715	3,413,609	5,894,111	16,416,999	1,051,594	5,379,891
Reinvestment of distributions	2,594,609	2,627,252	58,111	—	185,108	60,301	71,657	—
Cost of shares redeemed	(2,816,836)	(5,371,890)	(348,884)	(116,645)	(1,053,358)	(3,051,700)	(62,959)	(36,790)

Net increase from trust share transactions	1,593,193	1,684,495	750,942	3,296,964	5,025,861	13,425,600	1,060,292	5,343,101

Net increase (decrease) in net assets	2,830,380	(1,182,302)	807,941	3,275,191	4,301,989	12,634,163	1,722,599	5,481,909

Net Assets
Beginning of period	62,020,414	63,202,716	5,836,450	2,561,259	40,114,012	27,479,849	5,481,909	—

End of period †	$64,850,794	$62,020,414	$6,644,391	$5,836,450	$44,416,001	$40,114,012	$7,204,508	$5,481,909

†Includes undistributed net investment income (deficit) of	$(420,726)	$1,193,267	$(71,705)	$14,453	$203,717	$185,108	$111,569	$37,714

Trust Shares Issued and Redeemed
Sold	169,959	408,445	107,273	351,206	418,945	1,074,011	102,562	543,588
Issued for distributions reinvested	249,722	241,253	6,016	—	13,601	3,867	7,372	—
Redeemed	(264,031)	(494,176)	(35,882)	(11,967)	(74,366)	(202,544)	(6,188)	(3,736)

Net increase in trust shares outstanding	155,650	155,522	77,407	339,239	358,180	875,334	103,746	539,852

*From May 1, 2015 (commencement of operations) to December 31, 2015.

126	See notes to financial statements	127

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to	1/1/16 to	1/1/15 to
	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income	$181,581	$302,459	$1,602,910	$1,100,615	$281,923	$391,566
Net realized gain (loss) on investments	4,254,790	3,355,150	371,090	13,583,984	118,284	(176,397)
Net unrealized appreciation (depreciation)
of investments	(5,140,052)	(2,275,973)	(1,358,548)	(15,432,445)	521,287	(831,926)
Net increase (decrease) in net assets resulting
from operations	(703,681)	1,381,636	615,452	(747,846)	921,494	(616,757)

Distributions to Shareholders
Net investment income	(302,470)	(167,038)	(1,100,614)	(1,331,340)	(540,341)	(305,447)
Net realized gains	(3,354,825)	(2,393,572)	(13,593,030)	(9,169,641)	—	—

Total distributions	(3,657,295)	(2,560,610)	(14,693,644)	(10,500,981)	(540,341)	(305,447)

Trust Share Transactions
Proceeds from shares sold	2,990,132	5,806,585	1,982,543	4,578,638	2,811,408	11,110,483
Reinvestment of distributions	3,657,295	2,560,610	14,693,644	10,500,981	540,341	305,447
Cost of shares redeemed	(857,503)	(2,777,732)	(5,486,466)	(10,655,406)	(1,642,029)	(2,581,178)
Net increase from trust share transactions	5,789,924	5,589,463	11,189,721	4,424,213	1,709,720	8,834,752

Net increase (decrease) in net assets	1,428,948	4,410,489	(2,888,471)	(6,824,614)	2,090,873	7,912,548

Net Assets
Beginning of period	47,997,252	43,586,763	202,120,895	208,945,509	36,509,021	28,596,473

End of period †	$49,426,200	$47,997,252	$199,232,424	$202,120,895	$38,599,894	$36,509,021

†Includes undistributed net investment income of	$181,581	$302,470	$1,602,910	$1,100,614	$80,544	$338,962

Trust Shares Issued and Redeemed
Sold	238,116	409,840	68,031	136,051	239,832	908,647
Issued for distributions reinvested	305,794	180,198	534,314	307,676	47,440	24,416
Redeemed	(67,592)	(196,062)	(186,748)	(311,438)	(138,527)	(211,680)
Net increase in trust shares outstanding	476,318	393,976	415,597	132,289	148,745	721,383

128	See notes to financial statements	129

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Balanced Income Fund, Cash Management Fund, Covered Call Strategy Fund (commenced operations on May 2, 2016), Equity Income Fund, Fund For Income , Government Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. Each Fund is diversified except for Real Estate Fund which is non-diversified. The objective of each Fund as of June 30, 2016 is as follows:

Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Covered Call Strategy Fund seeks long-term capital appreciation.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Limited Duration High Quality Bond Fund seeks current income consistent with low volatility of principal.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

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A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2016, for each Fund’s investments is included following each Fund’s portfolio of investments.

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B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2015, capital loss carryovers were as follows:

					Not Subject
	Year Capital Loss Carryovers Expire				to Expiration
Fund	Total	2016	2017	2018	Long Term	Short Term
Balanced Income	$ 1,322	$ —	$ —	$ —	$ —	$ 1,322
Fund For Income	24,088,699	3,694,844	15,502,053	—	3,554,607	1,337,195
Government	1,023,896	—	—	—	217,741	806,155
International	11,471,145	1,810,164	8,389,229	1,032,753	—	238,999
Investment Grade	1,829,332	684,231	1,145,101	—	—	—
Limited Duration
High Quality Bond	16,900	—	—	—	52	16,848
Opportunity	698,552	—	—	—	—	698,552
Total Return	274,892	—	—	—	98,142	176,750

During the year ended December 31, 2015, the Investment Grade Fund utilized capital loss carryovers in the amounts of $75,694.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013–2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

133

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund (the “Fund”) are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions by them. All dividends and distributions are reinvested by the Separate Accounts in additional shares of the distributing Funds. Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

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F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2016, the Funds received credits in the amount of $10,470. Certain of the Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2016, the Balanced Income, Equity Income, Growth & Income, Opportunity, Special Situations and Total Return Funds’ expenses were reduced by a total of $3,103 under these arrangements.

2. Trust Shares —The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

3. Security Transactions —For the six months ended June 30, 2016, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Balanced Income	$ 4,968,490	$ 3,422,384	$ 225,230	$ —
Covered Call Strategy	5,845,144	577,728	—	—
Equity Income	8,825,234	10,356,624	—	—
Fund For Income	26,343,932	25,925,602	—	—
Government	10,212,990	9,067,713	7,947,879	8,571,950
Growth & Income	48,412,654	50,281,980	—	—
International	18,434,336	22,371,988	—	—
Investment Grade	12,010,693	11,468,380	—	—
Limited Duration
High Quality Bond	2,897,946	1,553,963	65,000	240,395
Opportunity	10,910,189	5,305,961	—	—
Real Estate	2,010,334	973,002	—	—
Select Growth	18,412,978	15,682,230	—	—
Special Situations	33,097,954	29,517,254	—	—
Total Return	14,203,684	11,489,483	500,422	500,000

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At June 30, 2016, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Balanced Income	$ 6,777,950	$ 307,909	$ 94,229	$ 213,680
Covered Call Strategy	5,465,129	146,727	128,891	17,836
Equity Income	82,969,366	29,068,978	2,593,361	26,475,617
Fund For Income	94,704,562	1,712,993	1,540,884	172,109
Government	29,752,456	677,312	75,217	602,095
Growth & Income	298,725,561	164,984,117	13,430,081	151,554,036
International	93,606,838	39,200,355	2,202,042	36,998,313
Investment Grade	61,995,347	2,271,349	827,313	1,444,036
Limited Duration
High Quality Bond	6,736,516	46,020	57,606	(11,586)
Opportunity	41,254,427	4,951,318	3,076,765	1,874,553
Real Estate	6,236,150	762,520	119,427	643,093
Select Growth	43,363,477	6,288,285	1,164,303	5,123,982
Special Situations	172,623,383	37,781,263	12,389,767	25,391,496
Total Return	37,722,931	2,706,316	1,304,035	1,402,281

4. Advisory Fee and Other Transactions With Affiliates —Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO and its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. Each trustee is also reimbursed for out-of-pocket expenses in connection with his or her duties as a trustee. For the six months ended June 30, 2016, total trustee fees accrued by the Funds amounted to $34,612.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2016, FIMCO has voluntarily waived advisory fees in the amount of $4,430 on Balanced Income Fund, $22,451 on Government Fund, $47,004 on Investment Grade Fund and $4,704 on Limited Duration High Quality Bond Fund in order to limit the advisory fees on these Funds to .60% of their average daily net assets. During the six months ended June 30, 2016, FIMCO has voluntarily waived advisory fees in the amount of $40,698 on Cash Management

137

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

Fund to prevent a negative yield on the Fund’s shares. For the six months ended June 30, 2016, total advisory fees accrued to FIMCO were $4,502,894 of which $119,287 was voluntarily waived by FIMCO as noted above.

Effective May 2, 2016 (commencement of operations), Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund. Muzinich & Co., Inc. serves as investment subadviser to Fund For Income, Vontobel Asset Management, Inc. serves as investment subadviser to International Fund and Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities —Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2016, the Fund For Income held one hundred forty-two 144A securities with an aggregate value of $35,314,281 representing 36.0% of the Fund’s net assets, the Government Fund held one 144A security with a value of $69,443 representing .2%. of the Fund’s net assets, the Investment Grade Fund held eighteen 144A securities with an aggregate value of $7,127,841 representing 11.0% of the Fund’s net assets, the Limited Duration High Quality Bond Fund held three 144A securities with an aggregate value of $316,050 representing 4.8% of the Fund’s net assets and the Total Return Fund held nine 144A securities with an aggregate value of $1,064,346 representing 2.8% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At June 30, 2016, the Cash Management Fund held two Section 4(2) securities with an aggregate value of $949,324 representing 9.3% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Derivatives —Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on — or “derived from” — the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such

138

as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued

139

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2016 was related to the use of written options.

Options Contracts—Some of the Funds may write covered call options on securities, derivative instruments, or currencies the applicable Fund owns or in which it may invest. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (called) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Covered Call Strategy Fund during the period ended June 30, 2016, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at May 2, 2016*	—	$ —
Options written	(1,598)	(250,846)
Options exercised	6	2,100
Option purchased to cover	461	66,149
Option expirations	222	13,836
Balance at June 30, 2016	(909)	$(168,761)

* Commencement of operations

140

Derivative Investment Holdings Categorized by Risk Exposure—The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Covered Call Strategy Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

	Asset derivatives		Liability derivatives
	Statement of Assets and		Statement of Assets and
Risk exposure category	Liabilities location	Value	Liabilities location	Value
Equity Contracts	N/A	N/A	Written options, at value	$(182,764)

The following table sets forth the Covered Call Strategy Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended June 30, 2016:

Risk exposure category	Written options
Equity contracts	$25,251

The following table sets forth the Covered Call Strategy Fund’s change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the period ended June 30, 2016:

Risk exposure category	Written options
Equity contracts	$(14,003)

Interest Rate Futures Contracts—The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

For the six months ended June 30, 2016, the Funds had no investments in interest rate futures contracts or options.

7. High Yield Credit Risk —The investments of Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding,

142

higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Litigation —The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the

143

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2016

various state law constructive fraudulent transfer suits. Absent a reversal by the full Second Circuit or the U.S. Supreme Court, that lawsuit is now ended. The Committee lawsuit alleging a single claim for international fraudulent transfer remains, although motion to dismiss that lawsuit is pending before the District Court. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing 0.34% of its net assets as of June 30, 2016. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing 0.06% of the net assets of Growth & Income Fund as of June 30, 2016. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Subsequent Events —Subsequent events occurring after June 30, 2016 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

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145

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31 except as otherwise indicated.

	PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
	Net Asset			Net Realized					Net Asset					Net Assets**				Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Net	Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Investment	Turnover
	of Period	Income		Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	Income (Loss )	Rate

BALANCED INCOME FUND
2015(d)	$10.00	$ —		$(.17)	$ (.17)	—	—	—	$ 9.83	(1.70	)%††	$ 5		3.10	%†	(.70	)%†	3.25	%†	(.85 )%†	26	%††
2016(k)	9.83	.07		.45	.52	—	—	—	10.35	5.29	††	7		1.24	†	1.52	†	1.39	†	1.37 †	63	††

CASH MANAGEMENT FUND
2011	$ 1.00	—		—	—	—	—	—	$ 1.00	.00%		$ 12.13			%(b)	.00%		.99%		(.86)%	N/A
2012	1.00	—		—	—	—	—	—	1.00	.00		12.12			(b)	.00		.99		(.87)	N/A
2013	1.00	—		—	—	—	—	—	1.00	.00		11.10			(b)	.00		.99		(.89)	N/A
2014	1.00	—		—	—	—	—	—	1.00	.00		10.08			(b)	.00		.99		(.91)	N/A
2015	1.00	—		—	—	—	—	—	1.00	.00		14.13			(b)	.00		1.09		(.96)	N/A
2016(k)	1.00	—		—	—	—	—	—	1.00	.00	††	10.36			(b)†	.00	†	1.10	†	(.74 )†	N/A

COVERED CALL STRATEGY FUND
2016(c)	$10.00	$ .01		$ .07	$ .08	—	—	—	$10.08	.80	%††	$ 5		2.03	%†	.80	%†	N/A		N/A	11	%††

EQUITY INCOME FUND(j)
2011	$15.06	$ .30		$(.06)	$ .24	$.31	$ —	$.31	$14.99	1.53%		$ 69.87%				1.94%		N/A		N/A	32%
2012	14.99	.38		1.29	1.67	.30	—	.30	16.36	11.20		74.87				2.37		N/A		N/A	39
2013	16.36	.36		4.55	4.91	.38	—	.38	20.89	30.53		99.82				1.97		N/A		N/A	31
2014	20.89	.35		1.28	1.63	.36	.87	1.23	21.29	8.26		110.81				1.76		N/A		N/A	25
2015	21.29	.40	(a)	(.58)	(.18)	.35	.75	1.10	20.01	(1.03)		107.81				1.97		N/A		N/A	24
2016(k)	20.01	.21	(a)	.72	.93	.40	.70	1.10	19.84	5.22	††	111.83			†	2.22	†	N/A		N/A	9	††

FUND FOR INCOME(i)
2011	$ 6.54	$ .43		$(.07)	$ .36	$.48	—	$.48	$ 6.42	5.66%		$ 74.88%				6.68%		N/A		N/A	63%
2012	6.42	.41		.42	.83	.44	—	.44	6.81	13.51		84.88				6.11		N/A		N/A	61
2013	6.81	.36		.09	.45	.42	—	.42	6.84	6.88		95.88				5.37		N/A		N/A	56
2014	6.84	.34		(.28)	.06	.37	—	.37	6.53	.79		99.85				4.88		N/A		N/A	41
2015	6.53	.30	(a)	(.40)	(.10)	.36	—	.36	6.07	(1.85)		95.86				4.86		N/A		N/A	45
2016(k)	6.07	.15	(a)	.18	.33	.35	—	.35	6.05	5.71	††	98.89			†	5.06	†	N/A		N/A	28	††

146	147

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

	PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Assets**				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset											Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Investment		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Income		Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	(Loss	)	Rate

GOVERNMENT FUND
2011	$10.35	$ .28		$ .26	$ .54	$.36	—	$ .36	$10.53	5.41%		$ 29.81%				2.70%		.96%		2.55%		33%
2012	10.53	.20		—	.20	.31	—	.31	10.42	1.95		32.75				2.10		.90		1.95		46
2013	10.42	.18		(.43)	(.25)	.27	—	.27	9.90	(2.47)		30.76				1.76		.91		1.61		118
2014	9.90	.18		.13	.31	.26	—	.26	9.95	3.14		31.74				1.82		.89		1.67		103
2015	9.95	.16	(a)	(.15)	.01	.23	—	.23	9.73	.04		30.75				1.62		.90		1.47		87
2016(k)	9.73	.07	(a)	.25	.32	.21	—	.21	9.84	3.32	††	30.75			†	1.49	†	.90	†	1.34	†	59	††

GROWTH & INCOME FUND
2011	$28.37	$ .44		$ .25	$ .69	$.50	$ —	$ .50	$28.56	2.37%		$321.81%				1.51%		N/A		N/A		26%
2012	28.56	.61		4.35	4.96	.44	—	.44	33.08	17.45		357.80				1.87		N/A		N/A		21
2013	33.08	.53		11.89	12.42	.61	—	.61	44.89	38.06		474.79				1.34		N/A		N/A		23
2014	44.89	.54		2.82	3.36	.53	.29	.82	47.43	7.65		493.78				1.18		N/A		N/A		21
2015	47.43	.60	(a)	(1.87)	(1.27)	.55	2.50	3.05	43.11	(3.12)		457.78				1.33		N/A		N/A		23
2016(k)	43.11	.38	(a)	(.13)	.25	.61	2.09	2.70	40.66	1.13	††	451.80			†	1.89	†	N/A		N/A		11	††

INTERNATIONAL FUND
2011	$16.70	$ .39		$ (.29)	$ .10	$.36	—	$ .36	$16.44	.64%		$106.96%				2.26%		N/A		N/A		32%
2012	16.44	.28		3.12	3.40	.27	—	.27	19.57	20.85		122.94				1.53		N/A		N/A		41
2013	19.57	.24		1.08	1.32	.27	—	.27	20.62	6.77		128.92				1.21		N/A		N/A		35
2014	20.62	.23		.26	.49	.23	—	.23	20.88	2.39		131.92				1.10		N/A		N/A		28
2015	20.88	.26	(a)	.47	.73	.23	—	.23	21.38	3.49		134.87				1.22		N/A		N/A		27
2016(k)	21.38	.20	(a)	.06	.26	.26	—	.26	21.38	1.30	††	133.88			†	1.92	†	N/A		N/A		14	††

INVESTMENT GRADE FUND
2011	$10.74	$ .47		$ .17	$ .64	$.52	—	$ .52	$10.86	6.23%		$ 47.71%				4.17%		.86%		4.02%		29%
2012	10.86	.43		.76	1.19	.48	—	.48	11.57	11.23		57.70				3.73		.85		3.58		28
2013	11.57	.42		(.51)	(.09)	.45	—	.45	11.03	(.80)		59.70				3.49		.85		3.34		39
2014	11.03	.42		.21	.63	.46	—	.46	11.20	5.86		63.69				2.78		.84		2.63		45
2015	11.20	.34	(a)	(.37)	(.03)	.47	—	.47	10.70	(.35)		62.68				3.12		.83		2.97		37
2016(k)	10.70	.16	(a)	.48	.64	.45	—	.45	10.89	6.21	††	65.69			†	3.13	†	.84	†	2.98	†	19	††

LIMITED DURATION HIGH QUALITY BOND FUND
2014(f)	$10.00	$(.13)		$ (.13)	$ (.26)	$ —	—	$ —	$ 9.74	(2.60	)%††	$ 3		5.82	%†	(4.25	)%†	5.97	%†	(4.40	)%†	11	%††
2015	9.74	.01	(a)	(.06)	(.05)	—	—	—	9.69	(.51)		6		1.44		.11		1.59		(.04)		94
2016(k)	9.69	(.04	)(a)	.22	.18	.09	—	.09	9.78	1.89	††	7		1.12	†	(.90	)†	1.27	†	(1.05	)†	29	††

148	149

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

	PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Asset **				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Net Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Investment	Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	Income	Rate

OPPORTUNITY FUND
2012(g)	$10.00	$(.05)		$ .11	$ .06	$ —	$ —	$ —	$10.06	.60	%††	$ 1		16.84	%†	(13.27	)%†	N/A		N/A	0	%††
2013	10.06	(.04)		4.06	4.02	—	—	—	14.08	39.96		14		2.28		(.79)		N/A		N/A	32
2014	14.08	.03		.78	.81	—	.01	.01	14.88	5.73		27		1.01		.31		N/A		N/A	31
2015	14.88	.08	(a)	(.20)	(.12)	.03	—	.03	14.73	(.81)		40.89				.53		N/A		N/A	45
2016(k)	14.73	.07	(a)	(.31)	(.24)	.07	—	.07	14.42	(1.64	)††	44.88			†	1.00	†	N/A		N/A	14	††

REAL ESTATE FUND
2015(e)	$10.00	$ .09	(a)	$ .06	$ .15	$ —	$ —	$ —	$10.15	1.50	%††	$ 5		2.27	%†	1.40	%†	N/A		N/A	17	%††
2016(k)	10.15	.19	(a)	.98	1.17	.07	.06	.13	11.19	11.66	††	7		1.63	†	3.69	†	N/A		N/A	16	††

SELECT GROWTH FUND
2011	$ 8.05	$ .01		$ .41	$ .42	$.01	$ —	$ .01	$ 8.46	5.25%		$ 18.90%				.07%		N/A		N/A	61%
2012	8.46	.05		1.08	1.13	.01	—	.01	9.58	13.30		24.87				.61		N/A		N/A	52
2013	9.58	.04		3.12	3.16	.05	—	.05	12.69	33.15		35.85				.43		N/A		N/A	64
2014	12.69	.05		1.66	1.71	.05	.01	.06	14.34	13.53		44.83				.43		N/A		N/A	37
2015	14.34	.09	(a)	.38	.47	.05	.78	.83	13.98	3.21		48.83				.65		N/A		N/A	43
2016(k)	13.98	.05	(a)	(.34)	(.29)	.09	.96	1.05	12.64	(1.64	)††	49.84			†	.77	†	N/A		N/A	34	††

SPECIAL SITUATIONS FUND(h)
2011	$31.39	$ .20		$ .51	$ .71	$.16	$ —	$ .16	$31.94	2.24%		$150.81%				.61%		N/A		N/A	59%
2012	31.94	.34		2.88	3.22	.20	3.39	3.59	31.57	10.01		160.81				1.07		N/A		N/A	61
2013	31.57	.19		9.11	9.30	.34	1.56	1.90	38.97	30.88		201.82				.53		N/A		N/A	108
2014	38.97	.22		1.82	2.04	.18	6.61	6.79	34.22	6.30		209.80				.66		N/A		N/A	41
2015	34.22	.18	(a)	(.27)	(.09)	.22	1.51	1.73	32.40	(.52)		202.80				.52		N/A		N/A	46
2016(k)	32.40	.24	(a)	(.32)	(.08)	.18	2.19	2.37	29.95	.38	††	199.82			†	1.68	†	N/A		N/A	16	††

150	151

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

	PER SHARE DATA									RATIOS / SUPPLEMENTAL DATA
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Asset **				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Net	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Investment	Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	Income	Rate

TOTAL RETURN FUND
2012(d)	$10.00	$(.05)		$ (.02)	$ (.07)	$ —	—	$ —	$ 9.93	(.70	)%††	$ 1		16.99	%†	(14.84	)%†	N/A		N/A	64	%††
2013	9.93	—		1.69	1.69	—	—	—	11.62	17.02		13		1.93		.16		N/A		N/A	14
2014	11.62	.09		.60	.69	.01	—	.01	12.30	5.97		29.96				.96		N/A		N/A	53
2015	12.30	.15	(a)	(.34)	(.19)	.13	—	.13	11.98	(1.61)		37.89				1.20		N/A		N/A	39
2016(k)	11.98	.09	(a)	.18	.27	.17	—	.17	12.08	2.38	††	39.89			†	1.53	†	N/A		N/A	35	††

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
***	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	For each of the periods shown, FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% and waived additional advisory fees and assumed other expenses to prevent a negative yield on the Funds’ shares (Note 4).
(c)	For the period May 2, 2016 (commencement of operations) to June 30, 2016.
(d)	For the period November 2, 2015 (commencement of operations) to December 31, 2015.
(e)	For the period May 1, 2015 (commencement of operations) to December 31, 2015.
(f)	For the period July 1, 2014 (commencement of operations) to December 31, 2014.
(g)	For the period December 17, 2012 (commencement of operations) to December 31, 2012.
(h)	Prior to December 17, 2012, known as Discovery Fund.
(i)	Prior to December 17, 2012, known as High Yield Fund.
(j)	Prior to September 4, 2012, known as Value Fund.
(k)	For the period January 1, 2016 to June 30, 2016.

152	See notes to financial statements	153

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the fifteen Funds comprising First Investors Life Series Funds, as of June 30, 2016, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. Where brokers and agent banks have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the fifteen Funds comprising First Investors Life Series Funds, as of June 30, 2016, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2016

154

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Muzinich & Co., Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (and sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (and sub-advisory agreements, as applicable). In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement (and sub-advisory agreements, as applicable), including investment performance, sub-adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to each fund and its shareholders. In addition, the Board meets with representatives of each sub-adviser in person at least once per year.

On April 21, 2016 (the “April Meeting”), the Independent Trustees met in person with senior management personnel of Foresters Investment Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (and sub-advisory agreement, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel on April 20, 2016 to consider the continuation of the advisory agreement (and sub-advisory agreements, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract

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approval meeting of the Board to be held on May 19, 2016 (the “May Meeting”). In addition, Independent Legal Counsel, in conjunction with the Board, and personnel from FIMCO reviewed each sub-adviser’s response in connection with the request for information with respect to the applicable sub-advisory agreements and requested follow-up information or clarifications from each sub-adviser, as applicable, which was provided prior to the May Meeting.

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Cash Management Fund, Equity Income Fund, Fund For Income, Government Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Fund For Income, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-advisers to the respective Sub-Advised Funds, presentations given by representatives of FIMCO, Muzinich, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (formerly, Lipper, Inc.) (hereinafter, “Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). The Board also considered that FIMCO charges different fee

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rates to various mutual funds that have similar investment mandates and FIMCO’s explanation for these differences. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds including, as applicable, services in connection with selecting, overseeing and evaluating the sub-advisers; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and each sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information regarding the compensation of FIMCO’s and each sub-adviser’s advisory personnel; FIMCO’s and each sub-adviser’s investment management process; FIMCO’s and each sub-adviser’s compliance program; the time and attention of FIMCO’s and each sub-adviser’s personnel devoted to the management of the Funds; FIMCO and each sub-adviser’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO and each sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, which included enhanced sales and marketing efforts (including increasing the size of the sales force); continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds; and improving the efficiency of back-office operations and services. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Muzinich, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Muzinich, Smith Group and

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Vontobel and a comparison of those fee rates to the fee rates of Muzinich, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided by Muzinich, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Muzinich, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund. The Board also considered FIMCO’s representations that it found the sub-adviser responses to the information request in connection with the renewal of the Sub-Advisory Agreements to be satisfactory and raising no issues of general concern.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Muzinich, Smith Group and Vontobel.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts.

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In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis, including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes, including monitoring each sub-adviser’s soft dollar practices, portfolio allocation and best execution. The Board also noted that FIMCO provided the same sorts of administrative and other services, except for direct management of the portfolio, for the Sub-Advised Funds as it does for the other funds that do not employ a sub-adviser. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board considered the nature, extent and quality of the investment management services provided by Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Muzinich’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each applicable Fund to FIMCO and the fees paid by FIMCO to each sub-adviser, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

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Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Muzinich, Smith Group and Vontobel were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of each Fund over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2016. The Board also reviewed the annual yield of the Government Fund, Investment Grade Fund, Fund For Income, Limited Duration High Quality Bond Fund and Cash Management Fund over the past five years (or shorter period as applicable). With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Government Fund and Limited Duration High Quality Bond Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. In particular, the Board noted that: (i) the Cash Management Fund fell within the third quintile for the 1-year period, 3-year period and 5-year period; (ii) the Equity Income Fund fell within the first quintile, second quintile and third quintile for the 1-year period, 3-year period and 5-year period, respectively; (iii) the Fund For Income fell within the second quintile for the 1-year period, 3-year period and 5-year period; (iv) Growth & Income Fund fell within the fourth quintile, third quintile and second quintile for the 1-year period, 3-year period

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and 5-year period, respectively; (v) the International Fund fell within the first quintile for the 1-year period and 5-year period and the fourth quintile for the 3-year period; (vi) the Investment Grade Fund fell within the second quintile for the 3-year period and 5-year period and third quintile for the 1-year period; (vii) the Opportunity Fund fell within the first quintile for the 1-year period and 3-year period (the only periods of performance available); (viii) the Select Growth Fund fell within the third quintile for the 1-year period and 3-year period and second quintile for the 5-year period; (ix) the Special Situations Fund fell within the first quintile for the 1-year period and third quintile for the 3-year period and 5-year period; and (x) the Total Return Fund fell within the fourth quintile for the 1-year period and second quintile for the 3-year period (the only periods of performance available). With respect to the Government Fund, the Board noted that the Fund’s performance fell outside of the top three quintiles for the 1-year period, 3-year period and 5-year period. However, the Board considered that FIMCO changed the portfolio manager on the Fund at the end of 2012. The Board noted that the Limited Duration High Quality Bond Fund’s performance was in the fifth quintile for the 1-year period, which was the only period reported due to the short operating history of the Fund. The Board also noted that the Real Estate Fund had not yet completed a full year of operating history and therefore no performance information was provided by Lipper.

The Board also reviewed the yields of the Government Fund, Investment Grade Fund, Fund For Income, Limited Duration High Quality Bond Fund and Cash Management Fund and noted that the yield for each such Fund except for the Limited Duration High Quality Bond Fund fell within one of the top three quintiles for each of the past five calendar years, with the yield for the Government Fund and Investment Grade Fund falling within the top two quintiles for each of the past five calendar years. The Board also noted that the yield for the short one-year operating history of the Limited Duration High Quality Bond Fund fell within the fourth quintile. The Trustees also considered that, in the current market and interest-rate environment, comparative information regarding performance and fees of money market funds such as the Cash Management Fund is of relatively limited utility. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

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Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Cash Management Fund until May 31, 2017; and (ii) extend, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund and Limited Duration High Quality Bond Fund, respectively, until May 31, 2017. The Board also considered that, with respect to the Cash Management Fund, FIMCO was waiving all of its management fees and reimbursing a portion of other expenses to avoid a negative return for shareholders due to the historically low interest rate environment. In particular, the Board noted that: (i) the Cash Management Fund’s contractual and actual management fees were in the fifth and first quintiles, respectively, of its Peer Group; (ii) the Equity Income Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (iii) the Fund For Income’s contractual and actual management fees were in the fifth and fourth quintiles, respectively, of its Peer Group; (iv) the Government Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (v) the Growth & Income Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (vi) the International Fund’s contractual and actual management fees were in the first and third quintiles, respectively, of its Peer Group; (vii) the Investment Grade Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (viii) the Limited Duration High Quality Bond Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (ix) the Opportunity Fund’s contractual and actual management fees were in the first and second quintiles, respectively, of its Peer Group; (x) the Real Estate Fund’s contractual and

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actual management fees were in the second quintile of its Peer Group; (xi) the Select Growth Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (xii) the Special Situations Fund’s contractual and actual management fees were in the second quintile of its Peer Group; and (xiii) the Total Return Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund except the Special Situations Fund, International Fund, Growth & Income Fund and Cash Management Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund except the Special Situations Fund, International Fund, Growth & Income Fund and Cash Management Fund was not in the top three quintiles of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Muzinich, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Muzinich, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Muzinich, Smith Group or Vontobel a fee directly. The Board also considered arrangements pursuant to which Muzinich, Smith Group and Vontobel (but not the Sub-Advised Funds) each pays a portion of its sub-advisory fee to a solicitor that introduced each such subadviser to FIMCO. Muzinich, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Muzinich, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Muzinich, Smith Group and Vontobel for providing advisory services

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to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Muzinich, Smith Group and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Muzinich, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2015, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of, and lower overall than any of, such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the Cash Management Fund at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered the profitability and/or financial information provided by Muzinich, Smith Group and Vontobel.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Muzinich, Smith Group and Vontobel as a result

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of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Smith Group and Vontobel may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and these two sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the fact that Muzinich does not engage in any soft dollar arrangements.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

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Board Considerations of Advisory Contracts and Fees (continued)
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Consideration of the Investment Advisory Agreement with Foresters Investment Management Company, Inc. and the Sub-Advisory Agreement with Ziegler Capital Management LLC with respect to the First Investors Life Series Covered Call Strategy Fund

At the February 18, 2016 meeting (the “February Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Life Series Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the new First Investors Life Series Covered Call Strategy Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with Foresters Investment Management Company, Inc. (“FIMCO”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) with Ziegler Capital Management, LLC (“ZCM,” and together with FIMCO, the “Advisers”).

The Trustees were provided with preliminary materials relating to the New Fund by FIMCO and ZCM initially in connection with a Board meeting held on November 19, 2015 (the “November Meeting”) and then more detailed materials by the Advisers in advance of and at the February Meeting. The Trustees also met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Advisory Agreement and Sub-Advisory Agreement. In addition, the Trustees met in person with representatives of ZCM at the November Meeting and again telephonically at the February Meeting. The material factors and conclusions that formed the basis for the approval of the Advisory Agreement and Sub-Advisory Agreement are discussed below.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, ZCM’s past performance and the Advisers’ personnel that would be serving the New Fund. In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Trustees also reviewed information provided by the Advisers, including the terms of such Agreements and information regarding fee arrangements, including the structure of the advisory fee and sub-advisory fee, the method of computing fees, and the frequency of payment of fees. The Trustees also reviewed information comparing the New Fund’s advisory fee rate and projected total expenses with a peer group of other similar funds compiled by Broadridge, an independent provider of investment company data. In addition, the Trustees reviewed, among other things, information regarding ZCM’s compliance program, financial condition, insurance coverage and brokerage practices.

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After discussion and consideration among themselves, and with the Advisers, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the February Meeting, the Trustees concluded as follows with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by the Advisers were consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

• The prospects for satisfactory investment performance of the New Fund were reasonable;

• Shareholders of the New Fund may benefit from economies of scale in the future as assets grow due to breakpoints included in the fee schedule for the Advisory Agreement;

• The cost of services to be provided by the Advisers to the New Fund and the profits realized by the Advisers and their respective affiliates, if any, from their respective relationship with the New Fund would be assessed after the New Fund has commenced operations when the Trustees first consider the renewal of the Advisory Agreement and Sub-Advisory Agreement; and

• The Advisers may receive certain “fall out” or ancillary benefits by obtaining research and other services from broker-dealers that execute brokerage transactions for the New Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Advisory Agreement and Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Agreements.

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FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

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FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information
Investment Adviser	Custodian
Foresters Investment Management	The Bank of New York Mellon
Company, Inc.	225 Liberty Street
40 Wall Street	New York, NY 10286
New York, NY 10005

Subadviser	Transfer Agent
(Covered Call Strategy Fund)	Foresters Investor Services, Inc.
Ziegler Capital Management, LLC	Raritan Plaza I – 8th Floor
70 W. Madison Street	Edison, NJ 08837-3920
Chicago, IL 60602

Subadviser	Independent Registered
(Fund For Income)	Public Accounting Firm
Muzinich & Co., Inc.	Tait, Weller & Baker LLP
450 Park Avenue	1818 Market Street – 24th Floor
New York, NY 10022	Philadelphia, PA 19103

Subadviser	Legal Counsel
(International Fund)	K&L Gates LLP
Vontobel Asset Management, Inc.	1601 K Street, N.W.
1540 Broadway	Washington, D.C. 20006
New York, NY 10036

Subadviser
(Select Growth Fund)
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

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A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

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Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 24, 2016